As filed with the Securities and Exchange Commission on April 27, 2000.
                                                     1933 Act File No: 333-41153
                                                     1940 Act File No: 811-08521

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Pre-Effective Amendment No.                            [ ]
                                            ----
         Post-Effective Amendment No.         4                 [X]
                                            ----
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.                        5                 [X]
                                            ----

                      Jackson National Separate Account III
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                     Jackson National Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

                  5901 Executive Drive, Lansing, Michigan 48911
--------------------------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
                                 (517) 394-3400
--------------------------------------------------------------------------------
                                                    With a copy to:
         Thomas J. Meyer                            Judith A. Hasenauer
         Vice Pres. & General Counsel               Principal
         Jackson National Life Insurance            Blazzard, Grodd &
              Company                               Hasenauer, P.C.
         5901 Executive Dr.                         P.O. Box 5108
         Lansing, MI  48911                         Westport, CT  06881
                     (Name and Address of Agent for Service)

It is  proposed   that  this   filing  will  become   effective

         immediately upon filing pursuant to paragraph (b)
----
  X      on May 1, 2000 pursuant to paragraph (b)
----
         60 days after filing pursuant to paragraph (a)(1)
----
         on (date) pursuant to paragraph (a)(1) of Rule 485
----
If appropriate, check the following box:

         This  post-effective  amendment  designates a new effective  date for a
----     previously filed post-effective amendment.

Title of Securities Being Registered:
         Individual Deferred Variable Annuity Contracts

                      JACKSON NATIONAL SEPARATE ACCOUNT III
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

                                                     Caption in Prospectus or
                                                     Statement of Additional
                                                     Information relating to
N-4 Item                                             each Item
--------                                             ---------

Part A.  Information Required in a Prospectus        Prospectus

1.    Cover Page                                     Cover Page

2.    Definitions                                    Not Applicable

3.    Synopsis                                       Key Facts; Fee Tables

4.    Condensed Financial Information                Advertising; Appendix A
                                                     Condensed Financial
                                                     Information

5.    General Description of Registrant,             The Company; The
      Depositor and Portfolio Companies              Separate Account;
                                                     Investment Portfolios

6.    Deductions                                     Contract Charges

7.    General Description of Variable                The Annuity Contract;
      Annuity Contracts                              Purchases; Transfers;
                                                     Access To Your Money;
                                                     Income Payments (The
                                                     Income Phase); Death
                                                     Benefit; Other
                                                     Information

8.    Annuity Period                                 Income Payments (The
                                                     Income Phase)

9.    Death Benefit                                  Death Benefit

10.   Purchases and Contract Value                   Purchases

11.   Redemptions                                    Access To Your Money

12.   Taxes                                          Taxes

13.   Legal Proceedings                              Other Information

14.   Table of Contents of the Statement of          Table of Contents of the
      Additional Information                         Statement of Additional
                                                     Information


         Information Required in a Statement of      Statement of
Part B.  Additional Information                      Additional Information
-------  ----------------------                      ----------------------

15.   Cover Page                                     Cover Page

16.   Table of Contents                              Table of Contents

17.   General Information and History                General Information
                                                     and History

18.   Services                                       Services

19.   Purchase of Securities Being Offered           Purchase of Securities
                                                     Being Offered

20.   Underwriters                                   Underwriters

21.   Calculation of Performance Data                Calculation of
                                                     Performance

22.   Annuity Payments                               Income Payments; Net
                                                     Investment Factor

23.   Financial Statements                           Financial Statements

Part C.
-------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to Registration Statement.

Explanatory Note

This Registration Statement contains 23 Series of the JNL Series Trust and 1 Series of the JNL Variable Fund III LLC. One version of the Prospectus will be created from this Registration Statement. The Prospectus will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.

PERSPECTIVE ADVISORS
FIXED AND VARIABLE ANNUITY

ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY AND JACKSON NATIONAL SEPARATE ACCOUNT III

o    Individual, flexible premium deferred annuity
o 2 guaranteed accounts which offer an interest rate that is guaranteed by Jackson National Life Insurance Company (Jackson National)

o Investment divisions which purchase shares of the following series of mutual funds:


     JNL SERIES TRUST
         JNL/Alliance Growth Series

         JNL/J.P. Morgan International & Emerging Markets Series
         JNL/Janus Aggressive Growth Series
         JNL/Janus Global Equities Series
         JNL/Janus Growth & Income Series
         JNL/PIMCO Total Return Bond Series
         JNL/Putnam Growth Series
         JNL/Putnam International Equity Series
         JNL/Putnam Midcap Growth Series
         JNL/Putnam Value Equity Series
         JNL/S&P Conservative Growth Series II
         JNL/S&P Moderate Growth Series II
         JNL/S&P Aggressive Growth Series II
         JNL/S&P Very Aggressive Growth Series II
         JNL/S&P Equity Growth Series II
         JNL/S&P Equity Aggressive Growth Series II
         Lazard/JNL Mid Cap Value Series
         Lazard/JNL Small Cap Value Series
         PPM America/JNL Money Market Series
         Salomon Brothers/JNL Balanced Series
         Salomon Brothers/JNL Global Bond Series
         Salomon Brothers/JNL High Yield Bond Series
         T. Rowe Price/JNL Mid-Cap Growth Series


     JNL VARIABLE FUND III LLC
         JNL/First Trust The Dow(SM) Target 10 Series

Please read this prospectus before you purchase a Perspective Advisors Fixed and Variable Annuity. It contains important information about the contract that you ought to know before investing. You should keep this prospectus on file for future reference.


To learn more about the Perspective Advisors Fixed and Variable Annuity contract, you can obtain a free copy of the Statement of Additional Information
(SAI) dated May 1, 2000, by calling Jackson National at (800) 766-4683 or by writing Jackson National at: Annuity Service Center, P.O. Box 378002, Denver, Colorado 80237-8002. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.


THE SEC HAS NOT APPROVED OR DISAPPROVED THE PERSPECTIVE ADVISORS FIXED AND VARIABLE ANNUITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


MAY 1, 2000

"Dow Jones", "Dow Jones Industrial Average(SM)", "DJIA(SM)", and "The Dow 10(SM)" are service marks of Dow Jones & Company, Inc. (Dow Jones). Dow Jones has no relationship to the Perspective Advisors Fixed and Variable Annuity, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/First Trust The Dow Target 10 Series.

DOW JONES DOES NOT:

o    Sponsor,  endorse,  sell or promote the  JNL/First  Trust The Dow Target 10
     Series.
o Recommend that any person invest in the JNL/First Trust The Dow Target 10 Series or any other securities. o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/First Trust The Dow Target 10 Series.
o Have any responsibility or liability for the administration, management or marketing of the JNL/First Trust The Dow Target 10 Series.
o Consider the needs of the JNL/First Trust The Dow Target 10 Series or the owners of the JNL/First Trust The Dow Target 10 Series in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/FIRST TRUST THE DOW TARGET 10 SERIES.
SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:
     o THE RESULTS TO BE OBTAINED BY THE JNL/FIRST TRUST THE DOW TARGET 10 SERIES, THE OWNERS OF THE JNL/FIRST TRUST THE DOW TARGET 10 SERIES OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;
     o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;
     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA;
o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA;
o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN FIRST TRUST ADVISORS L.P. (SUB-ADVISER TO THE JNL VARIABLE FUND III LLC) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/FIRST TRUST THE DOW TARGET 10 SERIES OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

"JNL(R)", "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

TABLE OF CONTENTS


Key Facts

Fee Table

The Annuity Contract

The Company

The Guaranteed Accounts

The Separate Account


Investment Divisions


Contract Charges

Purchases

Transfers

Access to Your Money

Income Payments (The Income Phase)

Death Benefit

Taxes

Other Information

Table of Contents of the Statement of Additional Information

Appendix A

KEY FACTS

ANNUITY SERVICE CENTER:             1 (800) 766-4683
         Mail Address:              P.O. Box 378002, Denver, Colorado 80237-8002
         Delivery Address:

                                    8055  East  Tufts   Avenue,   Second  Floor,
                                    Denver, Colorado 80237

INSTITUTIONAL MARKETING
GROUP SERVICE CENTER:               1 (800) 777-7779
         Mail Address:              P.O. Box 30386, Lansing, Michigan 48909-9692

         Delivery Address:          5901  Executive  Drive,  Lansing,   Michigan
                                    48911 Attn: IMG

HOME OFFICE:                        5901  Executive  Drive,  Lansing,   Michigan
                                    48911


THE ANNUITY  CONTRACT               The  fixed  and  variable  annuity  contract
                                    offered by Jackson National provides a means for investing on a tax-deferred basis in the guaranteed accounts of Jackson National and the investment divisions. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and income options.

INVESTMENT OPTIONS                  You can put money into any of the guaranteed
                                    accounts and/or the investment divisions but you may not put your money in more than eighteen of the investment options plus the guaranteed accounts during the life of your contract.


EXPENSES The contract has insurance features and investment features, and there are costs related to each.

                                    Jackson  National  makes a deduction for its
                                    insurance charges which is equal to 1.50% of
                                    the daily value of the contracts invested in
                                    the   investment   divisions.   During   the
                                    accumulation phase, Jackson National deducts a $50 annual contract maintenance charge from your contract.

                                    Jackson National may assess a state premium tax charge which ranges from 0-4%, depending upon the state, when you begin receiving regular income payments from your contract, when you make a withdrawal or, in states where required, at the time premium payments are made.

                                    There are also investment charges which range, on an annual basis, from .20% to 1.18% of the average daily value of the series, depending on the series.

PURCHASES                           Under  most  circumstances,  you  can  buy a
                                    contract  for  $25,000 or more.  You can add
                                    $5,000  or  more   ($2,000  or  more  for  a
                                    qualified plan contract) at any time during the accumulation phase.

ACCESS TO YOUR MONEY                You can  take  money  out of  your  contract
                                    during the accumulation phase. You may have to pay income tax and a tax penalty on any money you take out.

INCOME PAYMENTS                     You may  choose to  receive  regular  income
                                    from your annuity. During the income phase, you have the same investment choices you had during the accumulation phase.

DEATH BENEFIT                       If you  die  before  moving  to  the  income
                                    phase, the person you have chosen as your beneficiary will receive a death benefit.

FREE LOOK                           You can cancel the  contract  within  twenty
                                    days after receiving it (or whatever period is required in your state). Under most circumstances, Jackson National will return the amount your contract is worth on the day we receive your request. This may be more or less than your original payment. If required by law, Jackson National will return your premium.


TAXES The Internal Revenue Code provides that you will not be taxed on the earnings on the money held in your contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and whether your contract is non-qualified or purchased as part of a qualified plan.

FEE TABLE


OWNER TRANSACTION EXPENSES(1)


         Withdrawal Charge:
         None

         Transfer Fee:
         $25 for each transfer in excess of 15 in a contract year

         Contract Maintenance Charge:
         $50 per contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)
         Mortality and Expense Risk Charges                      1.35%
         Administration Charge                                    .15%
         Total Separate Account Annual Expenses                  1.50%

SERIES ANNUAL EXPENSES
(as a percentage of series average net assets)

                                                                     Management
                                                                        and                       Total
                                                                   Administrative  Other          Series
                                                                        Fee         Expenses      Annual
                                                                                                 Expenses
------------------------------------------------------------------ --------------- ----------- -------------
JNL/Alliance Growth Series                                             .88%             0%       .88%
JNL/J.P. Morgan International & Emerging Markets Series               1.08%             0%      1.08%
JNL/Janus Aggressive Growth Series                                    1.01%             0%      1.01%
JNL/Janus Global Equities Series                                      1.06%             0%      1.06%
JNL/Janus Growth & Income Series                                      1.03%             0%      1.03%
JNL/PIMCO Total Return Bond Series                                     .80%             0%       .80%
JNL/Putnam Growth Series                                               .97%             0%       .97%
JNL/Putnam International Equity Series                                1.18%             0%      1.18%
JNL/Putnam Midcap Growth Series                                       1.05%             0%      1.05%
JNL/Putnam Value Equity Series                                         .98%             0%       .98%
JNL/S&P Conservative Growth Series II*                                 .20%             0%       .20%
JNL/S&P Moderate Growth Series II*                                     .20%             0%       .20%
JNL/S&P Aggressive Growth Series II*                                   .20%             0%       .20%
JNL/S&P Very Aggressive Growth Series II*                              .20%             0%       .20%
JNL/S&P Equity Growth Series II*                                       .20%             0%       .20%
JNL/S&P Equity Aggressive Growth Series II*                            .20%             0%       .20%
Lazard/JNL Mid Cap Value Series                                       1.08%             0%      1.08%
Lazard/JNL Small Cap Value Series                                     1.15%             0%      1.15%
PPM America/JNL Money Market Series                                    .70%             0%       .70%
Salomon Brothers/JNL Balanced Series                                   .90%             0%       .90%
Salomon Brothers/JNL Global Bond Series                                .95%             0%       .95%
Salomon Brothers/JNL High Yield Bond Series                            .90%             0%       .90%
T. Rowe Price/JNL Mid-Cap Growth Series                               1.03%             0%      1.03%
JNL/First Trust The Dow(SM) Target 10 Series                           .85%             0%       .85%
-----------------------------------------------------------------------------------------------------

Certain Series pay Jackson National Financial Services, LLC, the adviser, an Administrative Fee of .10% for certain services provided to the JNL Series Trust and JNL Variable Fund III LLC by Jackson National Financial Services, LLC. The JNL/S&P Series do not pay an Administrative Fee. The Total Series Annual Expenses reflect the inclusion of the Administrative Fee.

----------
1 See "Contract Charges"


* Underlying Series Expenses. The expenses shown above are the annual operating expenses for the JNL/S&P Series. Because the JNL/S&P Series invest in other Series of the JNL Series Trust, the JNL/S&P Series will indirectly bear their pro rata share of fees and expenses of the underlying Series in addition to the expenses shown.


The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each of the JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment divisions. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

         JNL/S&P Conservative Growth Series II....................  1.146%
         JNL/S&P Moderate Growth Series II........................  1.174%
         JNL/S&P Aggressive Growth Series II......................  1.213%
         JNL/S&P Very Aggressive Growth Series II.................  1.232%
         JNL/S&P Equity Growth Series II..........................  1.220%
         JNL/S&P Equity Aggressive Growth Series II...............  1.226%

EXAMPLES. You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.

                                                                                         Time Periods
----------------------------------------------------------------------------- --------- --------- --------- ---------
                                                                                 1         3         5         10
                                                                                year     years    years     years
----------------------------------------------------------------------------- --------- --------- --------- ---------

JNL/Alliance Growth Division                                                   $  24      $  75     $ 128     $ 274
JNL/J.P. Morgan International & Emerging Markets Division                         26         81       138       294
JNL/Janus Aggressive Growth Division                                              26         79       135       288
JNL/Janus Global Equities Division                                                26         81       138       293
JNL/Janus Growth & Income Division                                                26         80       136       289
JNL/PIMCO Total Return Bond Division                                              24         73       125       267
JNL/Putnam Growth Division                                                        25         78       133       284
JNL/Putnam International Equity Division                                          27         84       144       304
JNL/Putnam Midcap Growth Division                                                 26         80       137       292
JNL/Putnam Value Equity Division                                                  25         78       134       285
JNL/S&P Conservative Growth Division II                                           18         55        94       204
JNL/S&P Moderate Growth Division II                                               18         55        94       204
JNL/S&P Aggressive Growth Division II                                             18         55        94       204
JNL/S&P Very Aggressive Growth Division II                                        18         55        94       204
JNL/S&P Equity Growth Division II                                                 18         55        94       204
JNL/S&P Equity Aggressive Growth Division II                                      18         55        94       204
Lazard/JNL Small Cap Value Division                                               26         81       138       294
Lazard/JNL Mid Cap Value Division                                                 27         83       142       302
PPM America/JNL Money Market Division                                             23         70       120       257
Salomon Brothers/JNL Balanced Division                                            25         76       130       277
Salomon Brothers/JNL Global Bond Division                                         25         77       132       282
Salomon Brothers/JNL High Yield Bond Division                                     25         76       130       277
T. Rowe Price/JNL Mid-Cap Growth Division                                         26         80       136       290
JNL/First Trust The Dow(SM) Target 10 Division                                    24         74       127       272
----------------------------------------------------------------------------- --------- --------- --------- ---------


EXPLANATION OF FEE TABLE AND EXAMPLES. The purpose of the Fee Table and Examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The Fee Table reflects the expenses of the separate account and the series. Premium taxes may also apply.


The Examples reflect the contract maintenance charge which is determined by dividing the total amount of such charges expected to be collected during the year by the total estimated average net assets of the investment divisions.

THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. THE ACTUAL EXPENSES THAT YOU INCUR MAY BE GREATER OR LESS THAN THOSE SHOWN.


FINANCIAL STATEMENTS. An accumulation unit value history is contained in Appendix A.

You can find the following financial statements in the SAI:


o the financial statements of the Separate Account for the year ended December 31, 1999 o the financial statements of Jackson National for the year ended December 31, 1999

The Separate Account's financial statements for the period ended December 31, 1999, and the financial statements of Jackson National for the year ended December 31, 1999, have been audited by KPMG LLP, independent accountants.

THE ANNUITY CONTRACT


The fixed and variable annuity contract offered by Jackson National is a contract between you, the owner, and Jackson National, an insurance company. The contract provides a means for investing on a tax-deferred basis in guaranteed accounts and investment divisions. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The contract, like all deferred annuity contracts, has two phases: (1) the accumulation phase, and (2) the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. Under qualified plans earnings also accumulate on a tax-deferred basis.


The contract offers guaranteed accounts. The guaranteed accounts offer an interest rate that is guaranteed by Jackson National for the duration of the guaranteed account period. While your money is in a guaranteed account, the interest your money earns and your principal are guaranteed by Jackson National. The value of a guaranteed account may be reduced if you make a withdrawal prior to the end of the guaranteed account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the guaranteed accounts, your payments will remain level throughout the entire income phase.


The contract also offers investment divisions. The investment divisions are designed to offer a higher return than the guaranteed accounts. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR MONEY. If you put money in the investment divisions, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the performance of the investment divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the investment divisions you choose for the income phase.

As the owner, you can exercise all the rights under the contract. You and your spouse can be joint owners. You can assign the contract at any time during your lifetime but Jackson National will not be bound until it receives written notice of the assignment. An assignment may be a taxable event.


THE COMPANY

Jackson National is a stock life insurance company organized under the laws of the state of Michigan in June 1961. Its legal domicile and principal business address is 5901 Executive Drive, Lansing, Michigan 48911. Jackson National is admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. Jackson National is ultimately a wholly-owned subsidiary of Prudential plc (London, England).

Jackson National has responsibility for administration of the contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each contract owner and the number and type of contracts issued to each contract owner, and records with respect to the value of each contract.

THE GUARANTEED ACCOUNTS

If you select a guaranteed account, your money will be placed with Jackson National's other assets. The guaranteed accounts are not registered with the SEC and the SEC does not review the information we provide to you about the guaranteed accounts. Your contract contains a more complete description of the guaranteed accounts.

THE SEPARATE ACCOUNT

The Jackson National Separate Account III was established by Jackson National on October 23, 1997, pursuant to the provisions of Michigan law, as a segregated asset account of the company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The assets of the separate account legally belong to Jackson National and the obligations under the contracts are obligations of Jackson National. However, the contract assets in the separate account are not chargeable with liabilities arising out of any other business Jackson National may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the contracts and not against any other contracts Jackson National may issue.


The separate account is divided into investment divisions. Jackson National does not guarantee the investment performance of the separate account or the investment divisions.

INVESTMENT DIVISIONS

You can put money in any or all of the investment divisions; however, you may not allocate your money to more than eighteen investment options plus the guaranteed accounts during the life of your contract. The investment divisions purchase shares of the following series of mutual funds:


JNL Series Trust
       JNL/Alliance Growth Series

       JNL/J.P. Morgan International & Emerging Markets Series
       JNL/Janus Aggressive Growth Series
       JNL/Janus Global Equities Series
       JNL/Janus Growth & Income Series
       JNL/PIMCO Total Return Bond Series
       JNL/Putnam Growth Series
       JNL/Putnam International Equity Series
       JNL/Putnam Midcap Growth Series
       JNL/Putnam Value Equity Series
       JNL/S&P Conservative Growth Series II
       JNL/S&P Moderate Growth Series II
       JNL/S&P Aggressive Growth Series II
       JNL/S&P Very Aggressive Growth Series II
       JNL/S&P Equity Growth Series II
       JNL/S&P Equity Aggressive Growth Series II
       Lazard/JNL Small Cap Value Series
       Lazard/JNL Mid Cap Value Series
       PPM America/JNL Money Market Series
       Salomon Brothers/JNL Balanced Series
       Salomon Brothers/JNL Global Bond Series
       Salomon Brothers/JNL High Yield Bond Series
       T. Rowe Price/JNL Mid-Cap Growth Series


JNL Variable Fund III LLC
     JNL/First Trust The Dow(SM) Target 10 Series - seeks high total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average(SM) which have the highest dividend yields on a pre-determined selection date.

The series are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund III LLC. Jackson National Financial Services, LLC serves as investment adviser for all of the series. The sub-adviser for each series is listed in the following table:

Sub-Adviser                                Series

Alliance Capital Management L.P.

                                           JNL/Alliance Growth Series

J.P. Morgan Investment Management Inc.     JNL/J.P. Morgan International &
                                           Emerging Markets Series


Janus Capital Corporation                  JNL/Janus Aggressive Growth Series
                                           JNL/Janus Global Equities Series
                                           JNL/Janus Growth & Income Series


Pacific Investment Management Company      JNL/PIMCO Total Return Bond Series


Putnam Investment Management, Inc.         JNL/Putnam Growth Series
                                           JNL/Putnam International Equity
                                           Series
                                           JNL/Putnam Midcap Growth Series
                                           JNL/Putnam Value Equity Series


Standard & Poor's Investment
Advisory Services,  Inc.
                                           JNL/S&P Conservative Growth Series II
                                           JNL/S&P Moderate Growth Series II
                                           JNL/S&P Aggressive Growth Series II
                                           JNL/S&P Very Aggressive Growth Series
                                           II
                                           JNL/S&P Equity Growth Series II
                                           JNL/S&P Equity Aggressive Growth
                                           Series II

Lazard Asset Management                    Lazard/JNL Small Cap Value Series
                                           Lazard/JNL Mid Cap Value Series

PPM America, Inc.                          PPM America/JNL Money Market Series

Salomon Brothers Asset Management Inc      Salomon Brothers/JNL Balanced Series
                                           Salomon Brothers/JNL Global Bond
                                           Series
                                           Salomon Brothers/JNL High Yield Bond
                                           Series

T. Rowe Price Associates, Inc.             T. Rowe Price/JNL Mid-Cap Growth
                                           Series

First Trust Advisors L.P.                  JNL/First Trust The Dow(SM) Target 10
                                           Series



The investment objectives and policies of certain of the investment divisions are similar to the investment objectives and policies of other mutual funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the investment division may be higher or lower than the result of such other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment division's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment division with a small asset base. An investment division may not experience similar performance as its assets grow.

Depending on market conditions, you can make or lose money in any of the investment divisions. You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund III LLC carefully before investing.
Additional investment divisions may be available in the future.


VOTING RIGHTS. To the extent required by law, Jackson National will obtain from you and other owners of the contracts instructions as to how to vote when the series solicits proxies in conjunction with a vote of shareholders. When Jackson National receives instructions, we will vote all the shares Jackson National owns in proportion to those instructions.


SUBSTITUTION. Jackson National may be required to substitute an investment division with another division. We will not do this without any required approval of the SEC. Jackson National will give you notice of such transactions.


CONTRACT CHARGES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges and expenses are:


INSURANCE CHARGES. Each day Jackson National makes a deduction for its insurance charges. We do this as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, this charge equals 1.50% of the daily value of the contracts invested in an investment division, after expenses have been deducted.


This charge is for the mortality risks, expense risks and administrative expenses assumed by Jackson National. The mortality risks that Jackson National assumes arise from our obligations under the contracts:

o to make income payments for the life of the annuitant during the income phase;
o to waive the withdrawal charge in the event of your death; and o to provide both a standard and an enhanced death benefit prior to the income date.


The expense risk that Jackson National assumes is the risk that our actual cost of administering the contracts and the investment divisions will exceed the amount that we receive from the administration charge and the contract maintenance charge.


CONTRACT MAINTENANCE CHARGE. During the accumulation phase, Jackson National deducts a $50 annual contract maintenance charge on each anniversary of the date on which your contract was issued. If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. This charge is for administrative expenses.

Jackson National will not deduct this charge, if when the deduction is to be made, the value of your contract is $50,000 or more. Jackson National may discontinue this practice at any time.

TRANSFER FEE. A transfer fee of $25 will apply to transfers in excess of 15 in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or may charge a lesser fee where required by state law.

OTHER EXPENSES. Jackson National pays the operating expenses of the Separate Account.

There are deductions from and expenses paid out of the assets of the series. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund III LLC.

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 4% depending on the state.

INCOME TAXES. Jackson National will make a deduction from the contract for any income taxes which it incurs because of the contract. Currently, we are not making any such deduction.

DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc., located at 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401, serves as the distributor of the contracts. Jackson National Life Distributors, Inc. is a wholly-owned subsidiary of Jackson National.

Commissions will be paid to broker-dealers who sell the contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Under certain circumstances, Jackson National may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. Jackson National may under certain circumstances where permitted by applicable law, pay a bonus to a contract purchaser to the extent the broker-dealer waives its commission. Jackson National may use any of its corporate assets to cover the cost of distribution, including any profit from the contract insurance charges.

PURCHASES

MINIMUM INITIAL PREMIUM:

o        $25,000 under most circumstances

The maximum we accept without our prior approval is $1 million.

MINIMUM ADDITIONAL PREMIUMS:

o        $5,000 for a non-qualified plan contract
o        $2,000 for a qualified plan contract
o        $50 under the automatic payment plan

You can pay additional premiums at any time during the accumulation phase.


The minimum that you may allocate to a guaranteed account or investment division is $100. There is a $100 minimum balance requirement for each guaranteed account and investment division.

When you purchase a contract, Jackson National will allocate your premium to one or more of the guaranteed accounts and/or the investment divisions you have selected. Your allocations must be in whole percentages ranging from 0% to 100%. Jackson National will allocate additional premiums in the same way unless you tell us otherwise.

There may be more than eighteen investment options available under the contract; however, you may not allocate your money to more than eighteen investment options plus the guaranteed accounts during the life of your contract.


Jackson National will issue your contract and allocate your first premium within 2 business days after we receive your first premium and all information required by us for purchase of a contract. If we do not receive all of the required information, we will contact you to get the necessary information. If for some reason Jackson National is unable to complete this process within 5 business days, we will either return your money or get your permission to keep it until we receive all of the required information.

The Jackson National business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.


ACCUMULATION UNITS. The contract value allocated to the investment divisions will go up or down depending on the performance of the divisions. In order to keep track of the value of your contract, Jackson National uses a unit of measure called an accumulation unit. (An accumulation unit is similar to a share of a mutual fund.) During the income phase it is called an annuity unit.

Every business day Jackson National determines the value of an accumulation unit for each of the investment divisions. This is done by:

         1. determining the total amount of money invested in the particular investment division;


         2. subtracting any insurance charges and any other charges, such as taxes;

         3. dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.


When you make a premium payment, Jackson National credits your contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson National's business day by dividing the amount of the premium allocated to any investment division by the value of the accumulation unit for that investment division.


TRANSFERS


You can transfer money among the guaranteed accounts and the investment divisions during the accumulation phase. During the income phase, you can transfer money between investment divisions.

You can make 15 transfers every year during the accumulation phase without charge. The minimum amount that you can transfer is $100 (unless the transfer is made under a pre-authorized automatic transfer program). If the remaining value in a guaranteed account or investment division would be less than $100 after a transfer, you must transfer the entire value or you may not make the transfer.


TELEPHONE TRANSACTIONS. You may make transfers by telephone, unless you elect not to have this privilege. When authorizing a transfer, you must complete your telephone call by the close of Jackson National's business day (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an investment division.

Jackson National has procedures which are designed to provide reasonable assurance that telephone authorizations are genuine. Our procedures include requesting identifying information and tape recording telephone communications. Jackson National and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a telephone transfer which was not properly authorized by you. However, if Jackson National fails to employ reasonable procedures to ensure that all telephone transfers are properly authorized, we may be held liable for such losses. Jackson National reserves the right to modify or discontinue at any time and without notice the acceptance of instructions from someone other than you and/or the telephone transfer privilege.

ACCESS TO YOUR MONEY

You can have access to the money in your contract:

o        by making either a partial or complete withdrawal, or
o        by electing to receive income payments.

Your beneficiary can have access to the money in your contract when a death benefit is paid.

When you make a complete withdrawal you will receive:

       1.  the value of the contract on the day you made the withdrawal;
       2.  less any premium tax; and
       3.  less any contract maintenance charge.


Your withdrawal request must be in writing. Jackson National will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse contract holder monies.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed account or investment division from which you are making the withdrawal. After your withdrawal, you must have at least $100 left in the guaranteed account or investment division.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


There are limitations on withdrawals from qualified plans.  See "Taxes."

SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your contract is still in the accumulation phase. You will have to pay taxes on money you receive. In addition, withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty.


We reserve the right to charge a fee for participation or to discontinue offering this program in the future.


SUSPENSION OF WITHDRAWALS OR TRANSFERS. Jackson National may be required to suspend or delay withdrawals or transfers from an investment division when:

a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);
b)       trading on the New York Stock Exchange is restricted;
c) an emergency exists so that it is not reasonably practicable to dispose of securities in the Separate Account or determine the division value of its assets; or;
d)       the SEC, by order, may permit for the protection of owners.

The applicable rules and regulations of the SEC will govern whether the conditions described in (b) and/or (c) exist.


Jackson National has reserved the right to defer payment for a withdrawal or transfer from the guaranteed accounts for the period permitted by law, but not more than six months.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase occurs when you begin receiving regular payments from your contract. The income date is the month and year in which those payments begin. You can choose the income date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3 which provides a life annuity with 120 months of guaranteed payments.

You can change the income date or income option at any time before the income date. You must give us 7 days notice. Income payments must begin by your 90th birthday under a non-qualified contract (or an earlier date under a qualified contract if required by law).


At the income date, you can choose whether payments will come from the guaranteed accounts, the investment divisions or both. Unless you tell us otherwise, your income payments will be based on the investment allocations that were in place on the income date.


You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 to apply toward an income option and state law permits, Jackson National may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $50 and state law permits, Jackson National may set the frequency of payments so that the first payment would be at least $50.


INCOME PAYMENTS FROM INVESTMENT DIVISIONS. If you choose to have any portion of your income payments come from the investment division(s), the dollar amount of your payment will depend upon three things:

         1. the value of your contract in the investment division(s) on the income date;


         2. the 4.5% assumed investment rate used in the annuity table for the contract; and


         3. the performance of the investment divisions you selected.

Jackson National calculates the dollar amount of the first income payment that you receive from the investment divisions. We then use that amount to determine the number of annuity units that you hold in each investment division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an investment division by the annuity unit value for that investment division.

The number of annuity units that you hold in each investment division does not change unless you reallocate your contract value among the investment divisions. The annuity unit value of each investment division will vary based on the investment performance of the series. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.


INCOME  OPTIONS.  The annuitant is the person whose life we look to when we make
income  payments.   (Each  description  assumes  that  you  are  the  owner  and annuitant.) The following income options may not be available in all states.

         Option 1 - Life Income. This income option provides monthly payments for your life.

         Option 2 - Joint and Survivor Annuity. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.


         Option 3 - Life Annuity With 120 or 240 Monthly Payments Guaranteed. This income option provides monthly payments for the annuitant's life, but with payments continuing to the owner for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

         Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. However, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.


         Additional Options - Other income options may be made available by Jackson National.

DEATH BENEFIT

The death benefit is calculated as of the date we receive complete claim forms and proof of death from the beneficiary of record.

DEATH OF OWNER BEFORE THE INCOME DATE. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies. The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. Joint owners must be spouses (unless otherwise permitted by state law).

The death benefit is the greater of:

         1.       the current value of your contract, or

         2.       the guaranteed minimum death benefit.

         Guaranteed Minimum Death Benefit.

                  o Prior to the first anniversary of the contract issue date, the guaranteed minimum death benefit is equal to total premiums minus the sum of total withdrawals, charges and premium taxes incurred in the first contract year.

                  o On each anniversary of the contract issue date prior to the date of death, the guaranteed minimum death benefit is calculated based on your attained age. It is calculated as follows:

         Ages 0 - 70. The greater of:

                  a. the guaranteed minimum death benefit on the last contract anniversary
                           i. adjusted for any premiums paid since the last contract anniversary
                           ii. minus the sum of total withdrawals, charges and premium taxes incurred since the last contract anniversary accumulated at 2%
                  b.       the current value of the contract

         Ages 71 - 80. The greater of:

                  a. the guaranteed minimum death benefit on the last contract anniversary
                           i. adjusted for any premiums paid since the last contract anniversary
                           ii. minus the sum of total withdrawals, charges and premium taxes incurred since the last contract anniversary
                  b.       the current value of the contract

         Ages 81 and older.

                  a. the guaranteed minimum death benefit on the last contract anniversary
                           i. adjusted for any premiums paid since the last contract anniversary
                           ii. minus the sum of total withdrawals, charges and premium taxes incurred since the last contract anniversary

                  o        After the first  anniversary  of the  contract  issue
                           date,   at  any  time  between   anniversaries,   the
                           guaranteed minimum death benefit is equal to:

                  a. the guaranteed minimum death benefit on the last contract anniversary prior to the date of death
                           i. adjusted for any premiums paid since the last contract anniversary
                           ii. minus the sum of total withdrawals, charges and premium taxes incurred since the last contract anniversary

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an income option. The death benefit payable under an income option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payments must begin within one year of the date of death. Unless the beneficiary chooses to receive the death benefit in a single sum, the beneficiary must elect an income option within the 60 day period beginning with the date Jackson National receives proof of death. If the beneficiary chooses to receive the death benefit in a single sum and all the necessary requirements are met, Jackson National will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the contract in his/her own name at the then current contract value.

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint owner die on or after the income date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the owner. If the joint owner dies, the surviving joint owner, if any, will be the designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.

DEATH OF ANNUITANT. If the annuitant is not an owner or joint owner and the annuitant dies before the income date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the income date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

TAXES

THE FOLLOWING IS GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISER. A FURTHER DISCUSSION REGARDING TAXES IS INCLUDED IN THE SAI.


The Internal Revenue Code (Code) provides that you will not be taxed on the earnings on the money held in your contract until you take money out (this is referred to as the tax-deferral that is provided by the contract or the qualified plan). There are different rules as to how you will be taxed depending on how you take the money out and the type of contract you have (non-qualified or qualified).

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. You will not be taxed on increases in the value of your contract until a distribution (either as a withdrawal or as an income payment) occurs. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For income payments, a portion of each income payment is treated as a partial return of your premium and will not be taxed. The remaining portion of the income payment will be treated as ordinary income. How the income payment is divided between taxable and non-taxable portions depends on the period over which income payments are expected to be made. Income payments received after you have received all of your investment in the contract are treated as income.


If a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 Plans.


A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

WITHDRAWALS - NON-QUALIFIED CONTRACTS. If you make a withdrawal from your contract, the Code generally treats the withdrawal as first coming from earnings and then from your premium payments. Withdrawn earnings are includible in income. Additional information is provided in the SAI.


The Code also provides that any amount received under an annuity contract which is included in income may be subject to a 10% penalty. Some withdrawals will be exempt from the penalty. They include any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid after you die; (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

WITHDRAWALS - QUALIFIED CONTRACTS. There are special rules that govern qualified contracts. We have provided an additional discussion in the SAI.

WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

WITHDRAWALS - ROTH IRAS. Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Qualified distributions from Roth IRAs are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

WITHDRAWALS - INVESTMENT ADVISER FEES. The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or a Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

DEATH BENEFITS. Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the contract value to another approved contract or vendor during the period of ORP participation.

ASSIGNMENT. An assignment may be a taxable event. If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

DIVERSIFICATION. The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Jackson National believes that the underlying investments are being managed so as to comply with these requirements.


OWNER CONTROL. Neither the Code nor the Treasury Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Jackson National would be considered the owner of the shares of the investment divisions. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract.

It is unknown to what extent owners are permitted to select investment divisions, to make transfers among the investment divisions or the number and type of investment divisions owners may select from without being considered the owner of the shares.


Furthermore, under the Contract you may invest in the JNL/First Trust the Dow(SM) Target 10 Series of the JNL Variable Fund III LLC (Target Series).

The investment strategy employed by the Target Series involves the purchase on a pre-determined selection date of the common stock of a limited number of companies meeting certain criteria. Such criteria consist of pre-set objective standards such as highest dividend yield, price per share and market capitalization. Ten stocks meeting such criteria are purchased in equal amounts. The Series will purchase and sell stocks on an on-going basis according to the pre-set criteria and percentage relationships and will generally follow a buy and hold strategy. (See the JNL Variable Fund III LLC prospectus.)

It is unknown what level of investment management must be exercised by a manager of the Target Series and what amount of investment diversification of the Target Series is required in order to preclude the existence of an unacceptable level of owner control. As discussed above, if you are deemed to possess too much control over the assets of the Separate Account, the Contract would not be given tax-deferred treatment and therefore the earnings allocable to the Contract would be subject to federal income tax prior to receipt by you.


If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment divisions. Due to the uncertainty in this area, Jackson National reserves the right to modify the contract in an attempt to maintain favorable tax treatment.


OTHER INFORMATION


DOLLAR COST AVERAGING. You can arrange to automatically have a regular amount of money periodically transferred into the investment divisions from the guaranteed accounts or any of the other investment divisions. This theoretically gives you a lower average cost per unit over time than you would receive if you made a one time purchase. The more volatile investment divisions may not result in lower average costs and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.


Jackson National does not currently charge for participation in this program. We may do so in the future.

REBALANCING. You can arrange to have Jackson National automatically reallocate money between investment divisions periodically to keep the blend you select.

Jackson National does not currently charge for participation in this program. We may do so in the future.


FREE LOOK. You may return your contract to the selling agent or Jackson National within twenty days after receiving it. Jackson National will return the contract value in the investment division plus any fees and expenses deducted from the premiums allocated to the investment divisions plus the full amount of premiums you allocated to the guaranteed accounts. We will determine the contract value in the investment divisions as of the date you mail the contract to us or the date you return it to the selling agent. Jackson National will return premium payments were required by law.

ADVERTISING. From time to time, Jackson National may advertise several types of performance for the investment divisions.

o Total return is the overall change in the value of an investment in an investment division over a given period of time.
o Standardized average annual total return is calculated in accordance with SEC guidelines.
o Non-standardized total return may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a series has been in existence longer than the investment division, we may show non-standardized performance for periods that begin on the inception date of the series, rather than the inception date of the investment division.

o Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the contract maintenance charge and withdrawal charge. The deduction of the contract maintenance and/or the withdrawal charge would reduce the percentage increase or make greater any percentage decrease.

MARKET TIMING AND ASSET ALLOCATION SERVICES. Market timing and asset allocation services must comply with Jackson National's administrative systems, rules and procedures.

MODIFICATION OF THE CONTRACT. Only the President, Vice President, Secretary or Assistant Secretary of Jackson National may approve a change to or waive a provision of the contract. Any change or waiver must be in writing. Jackson National may change the terms of the contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson National.


LEGAL PROCEEDINGS. Jackson National has been named as a defendant in civil litigation proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale of insurance products. These matters are sometimes referred to as market conduct litigation. The litigation against JNL purports to include purchasers of certain life insurance and annuity products from JNL during the period from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation, and is vigorously defending these actions. A favorable outcome is anticipated, and at this time it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions. In addition, JNL is a defendant in several individual actions that involve similar issues, including an August 1999 verdict against JNL for $32.5 million in punitive damages. JNL has appealed the verdict on the basis that it is not supported by the facts or the law, and a ruling reversing the judgment is being sought.


QUESTIONS. If you have questions about your contract, you may call or write to us at:

o Jackson National Life Annuity Service Center: (800) 766-4683, P.O. Box 378002, Denver, Colorado 80237-8002
o Institutional Marketing Group Service Center: (800) 777-7779, P.O. Box 30386, Lansing, Michigan 48909-9692

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History ......................................... 2

Services ................................................................ 2

Purchase of Securities Being Offered .................................... 2

Underwriters ............................................................ 2

Calculation of Performance .............................................. 3

Additional Tax Information .............................................. 8

Income Payments; Net Investment Factor ..................................18

Financial Statements ....................................................19

                                   APPENDIX A

                        CONDENSED FINANCIAL INFORMATION

Accumulation Unit Values


The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. The Separate Account's financial statements for the period ended December 31, 1999, have been audited by KPMG LLP, independent accountants. The Separate Account's financial statements for the period ended December 31, 1998, have been audited by PricewaterhouseCoopers LLP, independent accountants. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                  DECEMBER 31,     DECEMBER 31,
                                          1999           1998 (A)
--------------------------------------------------------------------------------

JNL/Alliance Growth Division
  Accumulation unit value:
    Beginning of period                $12.31           $10.00
    End of period                      $15.55           $12.31
  Accumulation units outstanding
  at the end of period                615,807           80,806

JNL/J.P. Morgan International &
Emerging Markets Division
  Accumulation unit value:
    Beginning of period                 $9.01           $10.00
    End of period                      $12.24            $9.01
  Accumulation units outstanding
  at the end of period                 78,494            6,345

JNL/Janus Aggressive Growth Division
  Accumulation unit value:
    Beginning of period                $13.03           $10.00
    End of period                      $24.96           $13.03
  Accumulation units outstanding
  at the end of period                958,597          147,588

JNL/Janus Global Equities Division
  Accumulation unit value:
    Beginning of period                $10.40           $10.00
    End of period                      $16.87           $10.40
  Accumulation units outstanding
  at the end of period              1,186,162          157,121

JNL/Janus Growth & Income Division (b)
  Accumulation unit value:
    Beginning of period                 $8.63           $10.00
    End of period                       $8.93            $8.63
  Accumulation units outstanding
  at the end of period                531,964          171,838

JNL/PIMCO Total Return Bond Division
  Accumulation unit value:
    Beginning of period                $10.50           $10.00
    End of period                      $10.32           $10.50
  Accumulation units outstanding
  at the end of period                506,433          235,487

INVESTMENT DIVISIONS                   DECEMBER 31,     DECEMBER 31,
                                           1999           1998 (A)
--------------------------------------------------------------------------------

JNL/Putnam Growth Division
  Accumulation unit value:
    Beginning of period                $11.43           $10.00
    End of period                      $14.57           $11.43
  Accumulation units outstanding
  at the end of period                885,116          205,520

JNL/Putnam International Equity
Division (c)
  Accumulation unit value:
    Beginning of period                 $9.91           $10.00
    End of period                      $12.90            $9.91
  Accumulation units outstanding
  at the end of period                209,556           61,410

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                N/A(d)           N/A(d)
    End of period                      N/A(d)           N/A(d)
  Accumulation units outstanding
  at the end of period                 N/A(d)           N/A(d)

JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                $10.02           $10.00
    End of period                       $9.76           $10.02
  Accumulation units outstanding
  at the end of the period            773,947          218,997

JNL/S&P Conservative Growth Division II
  Accumulation unit value:
    Beginning of period                 $9.44           $10.00
    End of period                      $10.80            $9.44
  Accumulation units outstanding
  at the end of period                602,879          180,307

JNL/S&P Moderate Growth Division II
  Accumulation unit value:
    Beginning of period                $10.11           $10.00
    End of period                      $12.23           $10.11
  Accumulation units outstanding
  at the end of period                854,501          282,366

JNL/S&P Aggressive Growth Division II
  Accumulation unit value:
    Beginning of period                 $9.94           $10.00
    End of period                      $12.60            $9.94
  Accumulation units outstanding
  at the end of period                268,049           26,852

JNL/S&P Very Aggressive Growth
Division II
  Accumulation unit value:
    Beginning of period                $10.68           $10.00
    End of period                      $14.99           $10.68
  Accumulation units outstanding
  at the end of period                208,299           14,476

INVESTMENT DIVISIONS                   DECEMBER 31,     DECEMBER 31,
                                          1999           1998 (A)
--------------------------------------------------------------------------------

JNL/S&P Equity Growth Division II
  Accumulation unit value:
    Beginning of period                 $9.93           $10.00
    End of period                      $13.34            $9.93
  Accumulation units outstanding
  at the end of period                354,886           60,447

JNL/S&P Equity Aggressive Growth
Division II
  Accumulation unit value:
    Beginning of period                $10.25           $10.00
    End of period                      $14.10           $10.25
  Accumulation units outstanding
  at the end of period                 67,079           21,850

Lazard/JNL Small Cap Value Division
  Accumulation unit value:
    Beginning of period                 $8.32           $10.00
    End of period                       $8.36            $8.32
  Accumulation units outstanding
  at the end of period                181,352           39,767

Lazard/JNL Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                 $8.78           $10.00
    End of period                       $9.07            $8.78
  Accumulation units outstanding
  at the end of period                171,410           52,028

PPM America/JNL Money Market Division
  Accumulation unit value:
    Beginning of period                $10.24           $10.00
    End of period                      $10.56           $10.24
  Accumulation units outstanding
  at the end of period              2,478,280          206,487

Salomon Brothers/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                $10.14           $10.00
    End of period                       $9.99           $10.14
  Accumulation units outstanding
  at the end of the period            377,698          132,312

Salomon Brothers/JNL Global Bond
Division
  Accumulation unit value:
    Beginning of period                 $9.87           $10.00
    End of period                       $9.91            $9.87
  Accumulation units outstanding
  at the end of period                142,600           94,907

INVESTMENT DIVISIONS                   DECEMBER 31,     DECEMBER 31,
                                           1999           1998 (A)
--------------------------------------------------------------------------------

Salomon Brothers/JNL High Yield Bond Division
  Accumulation unit value:
    Beginning of period                 $9.93           $10.00
    End of period                       $9.61            $9.93
  Accumulation units outstanding
  at the end of period                486,613          210,063

T. Rowe Price/JNL Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                $10.31           $10.00
    End of period                      $12.60           $10.31
  Accumulation units outstanding
  at the end of period                415,659          129,491

JNL/First Trust The Dow(SM) Target 10
Division
  Accumulation unit value:
    Beginning of period                $10.00           N/A(e)
    End of period                       $8.88           N/A(e)
  Accumulation units outstanding
  at the end of period                 42,257           N/A(e)


----------
(a)  The Separate Account commenced operations on April 13, 1998.
(b) Prior to May 1, 2000, the JNL/Janus Growth & Income Division was the Goldman Sachs/JNL Growth & Income Division and the management fee was 1.025%.
(c) The JNL/Putnam Midcap Growth Division had not commenced operations as of December 31, 1999.
(d)  Prior to May 1, 2000, the JNL/Putnam  International Equity Division was the
     T. Rowe Price/JNL International Equity Investment Division and the management fee was 1.08%.
(e) The JNL/First Trust The Dow(SM) Target 10 Division commenced operations on August 16, 1999.


--------

                       STATEMENT OF ADDITIONAL INFORMATION



                                   MAY 1, 2000




            INDIVIDUAL DEFERRED FIXED AND VARIABLE ANNUITY CONTRACTS
               ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT III
                   OF JACKSON NATIONAL LIFE INSURANCE COMPANY




This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2000. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P. O. Box 378002, Denver, Colorado 80237-8002, or calling 1-800-766-4683. Not all investment divisions described in this SAI may be available for investment.






                                TABLE OF CONTENTS
                                                                         PAGE


General Information and History.............................................2
Services....................................................................2
Purchase of Securities Being Offered........................................2
Underwriters................................................................2
Calculation of Performance..................................................3
Additional Tax Information..................................................8
Income Payments; Net Investment Factor ....................................18
Financial Statements ......................................................20

GENERAL INFORMATION AND HISTORY


Jackson National Separate Account III (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson National). Jackson National is a wholly-owned subsidiary of Brooke Life Insurance Company, and is ultimately a wholly-owned subsidiary of Prudential plc, London, England, a life insurance company in the United Kingdom.



SERVICES


Jackson National is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

Effective October 15, 1999, KPMG LLP, 303 East Wacker Drive, Chicago, Illinois 60601, assumed responsibility for certain of the audit and reporting functions previously provided by PricewaterhouseCoopers LLP to Jackson National. These changes were put into effect by Jackson National as of the date referenced above. Neither Jackson National nor the Separate Account has received an adverse opinion, nor were there any disagreements with PricewaterhouseCoopers LLP.


Blazzard, Grodd & Hasenauer, P.C. of Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in the Prospectus.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in states where the contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

UNDERWRITERS


The contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401. JNLD is a subsidiary of Jackson National. No underwriting commissions are paid by Jackson National to JNLD.


CALCULATION OF PERFORMANCE


When Jackson National advertises performance for an investment division (except the PPM America/JNL Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an investment division will be shown for periods beginning on the date the investment division first invested in the corresponding series. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an investment division at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the contract maintenance charge. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

The standardized average annual total returns for each investment portfolio (except the PPM America/JNL Money Market Division) for the periods indicated are as follows (more recent returns may be more or less than the stated returns due to market volatility):

                                                                                               Date of Initial
                                                                                                 Investment in
                                                                           One Year Period       Corresponding
                                                                          Ended December 31,       Series to
                                                                                 1999          December 31, 1999
                                                                          -----------------    -----------------

JNL/Alliance Growth Division ...........................................        26.30%                30.13%
JNL/J.P. Morgan International & Emerging Markets Division ..............        35.97%                12.45%
JNL/Janus Aggressive Growth Division ...................................        91.51%                70.28%
JNL/Janus Global Equities Division .....................................        62.10%                35.52%
JNL/Janus Growth & Income Division .....................................        3.39%                 -6.44%
JNL/PIMCO Total Return Bond Division ...................................        -1.77%                1.88%
JNL/Putnam Growth Division .............................................        27.45%                25.18%
JNL/Putnam International Equity Division ...............................        30.11%                16.36%
JNL/Putnam Mid-Cap Growth Division .....................................         N/A                   N/A
JNL/Putnam Value Equity Division .......................................        -2.54%                -1.48%
JNL/S&P Conservative Growth Division II ................................        14.38%                4.50%
JNL/S&P Moderate Growth Division II ....................................        20.91%                12.35%
JNL/S&P Aggressive Growth Division II ..................................        26.72%                14.33%
JNL/S&P Very Aggressive Growth Division II .............................        40.27%                26.48%
JNL/S&P Equity Growth Division II ......................................        34.23%                18.16%
JNL/S&P Equity Aggressive Growth Division II ...........................        37.50%                22.03%
Lazard/JNL Mid Cap Value Division ......................................        3.19%                 -5.75%
Lazard/JNL Small Cap Value Division ....................................        0.39%                -10.24%
Salomon Brothers/JNL Balanced Division .................................        -1.43%                -0.09%
Salomon Brothers/JNL Global Bond Division ..............................        0.33%                 -0.60%
Salomon Brothers/JNL High Yield Bond Division ..........................        -3.25%                -2.39%
T. Rowe Price/JNL Mid-Cap Growth Division ..............................        22.13%                14.38%
JNL/First Trust The DowSM Target 10 Division ...........................         N/A                 -11.30%

* The JNL/J.P. Morgan International & Emerging Markets Division commenced operations on April 14, 1998, the JNL/Janus Aggressive Growth Division commenced operations on April 14, 1998, the JNL/Janus Global Equities Division commenced operations on April 14, 1998, the JNL/Janus Growth & Income Division commenced operations on April 14, 1998, the JNL/PIMCO Total Return Bond Series commenced operations on April 22, 1998, the JNL/Putnam Growth Division commenced operations on April 30, 1998, the JNL/Putnam International Equity Division commenced operations on April 30, 1998, the JNL/Putnam Value Equity Division commenced operations on April 30, 1998, the JNL/S&P Conservative Growth Division II commenced operations on April 13, 1998, the JNL/S&P Moderate Growth Division II commenced operations on April 13, 1998, the JNL/S&P Aggressive Growth Division II commenced operations on April 13, 1998, the JNL/S&P Very Aggressive Growth Division II commenced operations on April 13, 1998, the JNL/S&P Equity
Growth Division II commenced operations on April 13, 1998, the JNL/S&P Equity Aggressive Growth Division II commenced operations on April 13, 1998, the Lazard/JNL Mid Cap Value Series Division commenced operations on April 30, 1998, the Lazard/JNL Small Cap Value Division commenced operations on April 30, 1998, the Salomon Brothers/JNL Balanced Division commenced operations on April 22, 1998, the Salomon Brothers/JNL Global Bond Division commenced operations on April 22, 1998, the Salomon Brothers/JNL High Yield Bond Division commenced operations on April 22, 1998, the T. Rowe Price/JNL Mid-Cap Growth Division commenced operations on April 16, 1998, and the JNL/First Trust The DowSM Target 10 Portfolio commenced operations on August 16, 1999. The JNL/Putnam Mid-Cap Growth Division had not commenced operations as of December 31, 1999.

Jackson National may also advertise non-standardized total return. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical contract.

The non-standardized total returns that each investment division (except the PPM America/JNL Money Market Division) would have achieved if it had been invested in the corresponding series for the periods indicated, calculated in a manner similar to standardized average annual total return but assuming a hypothetical initial investment of $10,000 and without deducting the contract maintenance charge, are as follows (more recent returns may be more or less than the stated returns due to market volatility):

                                                                                                   Commencement of
                                                                                                    Operations of
                                                                                                    Corresponding
                                                                         One Year Period Ended        Series to
                                                                           December 31, 1999      December 31, 1999
                                                                           -----------------      -----------------
JNL/Alliance Growth Division(2) .....................................              26.32%                 31.66%
JNL/J.P. Morgan International & Emerging Markets Division(2) ........              35.97%                 16.62%
JNL/Janus Aggressive Growth Division(1) .............................              91.54%                 39.99%
JNL/Janus Global Equities Division(1) ...............................              62.13%                 34.42%
JNL/Janus Growth & Income Division(2) ...............................               3.42%                 -4.14%
JNL/PIMCO Total Return Bond Division(2) .............................              -1.75%                  1.39%
JNL/Putnam Growth Division(1) .......................................              27.48%                 28.57%
JNL/Putnam International Equity Division(1) .........................              30.14%                 13.08%
JNL/Putnam Value Equity Division(1) .................................              -2.51%                 15.22%
JNL/S&P Conservative Growth Division II(3) ..........................              14.41%                  4.56%
JNL/S&P Moderate Growth Division II(3) ..............................              20.94%                 12.40%
JNL/S&P Aggressive Growth Division II(3) ............................              26.75%                 14.39%
JNL/S&P Very Aggressive Growth Division II(3) .......................              40.30%                 26.53%
JNL/S&P Equity Growth Division II(3) ................................              34.26%                 18.21%
JNL/S&P Equity Aggressive Growth Division II(3) .....................              37.53%                 22.08%
Lazard/JNL Mid Cap Value Division(2) ................................               3.22%                 -3.23%
Lazard/JNL Small Cap Value Division(2) ..............................               0.42%                 -7.68%
Salomon Brothers/JNL Balanced Division(2) ...........................              -1.40%                  1.69%
Salomon Brothers/JNL Global Bond Division(1) ........................               0.35%                  6.18%
Salomon Brothers/JNL High Yield Bond Division(1) ....................              -3.22%                 -1.73%
T. Rowe Price/JNL Mid-Cap Growth Division(1) ........................              22.16%                 23.40%
JNL/First Trust The DowSM Target 10 Division(4) .....................               N/A                  -13.31%

1        Corresponding series commenced operations on May 15, 1995.
2        Corresponding series commenced operations on March 2, 1998.
3        Corresponding series commenced operations on April 13, 1998.
4        Corresponding   series   commenced   operations  on  August  16,  1999.
         Performance figures are not annualized.

The JNL/Putnam Mid-Cap Growth Division had not commenced operations as of December 31, 1999.

Prior to May 1, 2000, the JNL/Janus Growth & Income Division was the Goldman Sachs/JNL Growth & Income Division and the corresponding series was sub-advised by Goldman Sachs Asset Management.

Prior to May 1, 1997, the corresponding series of the JNL/Putnam Growth Division was sub-advised by Phoenix Investment Counsel, Inc., and the corresponding series of the JNL/Putnam Value Equity Division was sub-advised by PPM America, Inc.

Prior to May 1, 2000, the JNL/Putnam International Equity Division was the T. Rowe Price/JNL International Equity Investment Division and the corresponding series was sub-advised by Rowe Price-Fleming International, Inc.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the investment division has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series has been in existence for longer than the investment division, the non-standardized total return quotations will show the investment performance the investment division would have achieved (reduced by the applicable charges) had it been invested in the series for the period quoted. Standardized average annual total return is not available for periods before the investment division was in existence.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an investment division and it's corresponding series include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a contract may be more or less than original cost.

Jackson National may advertise the current annualized yield for a 30-day period for an investment division. The annualized yield of an investment division refers to the income generated by the investment division over a specified 30-day period. Because this yield is annualized, the yield generated by an investment division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:


                  a-b   6
YIELD   =       2[(---+1)  -1]
                   cd

Where:


         a        =        net  investment  income earned during the period by
                           the  Series  attributable  to  shares  owned  by  the
                           investment division.
         b        =        expenses for the investment  division  accrued for
                           the period (net of reimbursements).
         c        =        the  average  daily  number of  accumulation  units
                           outstanding during the period.
         d        =        the maximum offering price per accumulation unit on
                           the last day of the period.

The yield for the 30-day period ended December 31, 1999 for each of the referenced investment divisions is as follows:

JNL/PIMCO Total Return Bond Division ...................................  3.85%
Salomon Brothers/JNL Balanced Division .................................  1.39%
Salomon Brothers/JNL Global Bond Division ..............................  6.16%
Salomon Brothers/JNL High Yield Bond Division ..........................  7.47%


Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all contracts.


Because of the charges and deductions imposed by the Separate Account, the yield for an investment division will be lower than the yield for the corresponding series. The yield on amounts held in the investment division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An investment division's actual yield will be affected by the types and quality of portfolio securities held by the series and the series operating expenses.

Any current yield quotations of the PPM America/JNL Money Market Division, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The PPM America/JNL Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The PPM America/JNL Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division. The PPM America/JNL Money Market Division's yield and effective yield for the seven day period ended December 31, 1999 were 3.87% and 3.94%, respectively.

The PPM America/JNL Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series' portfolio, portfolio quality and average maturity, changes in interest rates, and the series' expenses. Although the investment division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series' Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a contract owner's investment in the PPM America/JNL Money Market Division nor that Division's investment in the PPM America/JNL Money Market Series, is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.


ADDITIONAL TAX INFORMATION


NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.
PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED IN THE PROSPECTUS MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.


General


Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a partial withdrawal, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for contracts issued in connection with qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.


For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the contract has been recovered (i.e. when the total of the excludable amounts equals the investment in the contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions.

Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

Withholding Tax on Distributions

The Code generally requires Jackson National (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.


An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax sheltered annuity qualified under Section 403(b) of the Code (other than (1) a series of substantially equal annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "rollover" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.


Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty (30%) percent of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.


The Treasury Department has issued Regulations establishing diversification requirements for the mutual funds underlying variable contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, a mutual fund will be deemed adequately diversified if
(1) no more than 55% of the value of the total assets of the mutual fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual fund is represented by any four investments.


Jackson National intends that each series of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment of the contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

Due to the uncertainty in this area, Jackson National reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.


Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiesence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.


Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to contracts held by a trust or other entity as an agent for a natural person nor to contracts held by certain qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a contract to be owned by a non-natural person.


Death Benefits

Any death benefits paid under the Contact are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.


Tax Treatment of Assignments

An assignment or pledge of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their contracts.

Qualified Plans

The contracts offered by the Prospectus are designed to be suitable for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued to fund the plan.

Tax Treatment of Withdrawals

Non-Qualified Plans


Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.


With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Qualified Plans

In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Pension and Profit Sharing plans), 403(b) (tax-sheltered annuities) and 408 and 408A (IRAs). To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.


The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified contracts; (8) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner or annuitant (as applicable) and his or her spouse and dependents if the contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and (10) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exception stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.


With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, separates from services, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain contracts issued in connection with Section 403(b) qualified plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from contracts issued under certain types of plans may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Effective January 1, 1993, such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes -- Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA, or an individual retirement account described in section 408(a) of the Code. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs, individual retirement accounts or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distribution must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Types of Qualified Plans


The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are generally descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contract issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with certain Qualified Plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.



         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.


         (c) Roth IRAs

         Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

         Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

         Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

         (d) Pension and Profit-Sharing Plans


         Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.


         (e) Non-Qualified Deferred Compensation Plans -- Section 457

         Under Code provisions, employees and independent contracts performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans Under
         Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,000 or 33 1/3 percent of the participant's includible compensation. However, in limited circumstances, the plan may provided for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of a Plan established by governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirement any time prior to
         January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditor's.

         In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participation employee:

         o        attains age 70 1/2,
         o        separates from service,
         o        dies, or
         o suffers an unforeseeable financial emergency as defined in the Code.

         Under  present  federal tax law,  amounts  accumulated  in a Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under section 457.


INCOME PAYMENTS; NET INVESTMENT FACTOR

See "Income Payments (The Income Phase)" in the Prospectus.


The net investment factor is an index applied to measure the net investment performance of an investment division from one valuation date to the next. Since the net investment factor may be greater or less than or equal to one, and the factor that offsets the investment rate assumed is slightly less than one, the value of an annuity unit (which changes with the product of that factor) and the net investment may increase, decrease or remain the same.

The net investment factor for any investment division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:


         (a) is the net result of:


                  (1) the net asset value of a series share held in the investment division determined as of the valuation date at the end of the valuation period, plus


                  (2) the per share amount of any dividend or other distribution declared by the series if the "ex-dividend" date occurs during the valuation period, plus or minus


                  (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the investment division (no federal income taxes are applicable under present law);

         (b) is the net asset value of the series share held in the investment division determined as of the valuation date at the end of the preceding valuation period; and


         (c) is the asset charge factor determined by Jackson National for the valuation period to reflect the charges for assuming the mortality and expense risks and the administration charge.

                     JACKSON NATIONAL SEPARATE ACCOUNT - III





                                    [GRAPHIC]














                              FINANCIAL STATEMENTS



                                DECEMBER 31, 1999

                          INDEPENDENT AUDITORS' REPORT



To Jackson National Life Insurance Company and
       Contract Owners of Jackson National Separate Account - III


We have audited the accompanying statement of assets and liabilities of each of the twenty-three portfolios comprising Jackson National Separate Account - III, including the schedule of investments as of December 31, 1999, and the related statements of operations and changes in net assets for each of the periods indicated. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audit. The accompanying financial statements of Jackson National Separate Account - III as of December 31, 1998, were audited by other auditors whose report thereon dated February 17, 1999, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the twenty-three portfolios comprising Jackson National Separate Account - III as of December 31, 1999 and the results of its operations and changes in net assets for each of the periods indicated, in conformity with generally accepted accounting principles.


/s/ KPMG, LLP

February 2, 2000

                     JACKSON NATIONAL SEPARATE ACCOUNT - III

                       Statement of Assets and Liabilities
                                December 31, 1999


                                                                              PORTFOLIOS
                                   -------------------------------------------------------------------------------------------------
                                                                                 JNL/
                                                                              J.P. MORGAN    JNL/PIMCO
                                    JNL/JANUS     JNL/JANUS                  INTERNATIONAL     TOTAL                    JNL/PUTNAM
                                    AGGRESSIVE      GLOBAL     JNL/ALLIANCE   & EMERGING      RETURN      JNL/PUTNAM       VALUE
                                      GROWTH       EQUITIES       GROWTH        MARKETS        BOND         GROWTH        EQUITY
                                   ------------- ------------- ------------- -------------------------------------------------------
ASSETS:

   Investments in JNL Series
    Trust and JNL Variable
    Fund III LLC, at market
    value (See Schedule of
    Investments) ...............   $ 23,928,424  $ 20,005,327  $  9,575,973  $    961,096  $  5,225,929  $ 12,900,096  $  7,556,960
   Due from Jackson National
    Life Insurance Company .....         52,211        31,105        21,105             -             -        24,762             -
   Receivable for investments
    sold .......................            981        13,297           393            40           215           529           311
                                   ------------- ------------- ------------- -------------- ------------ ------------- -------------
     Total Assets ..............     23,981,616    20,049,729     9,597,471       961,136     5,226,144    12,925,387     7,557,271


LIABILITIES:

   Payable for investments
    purchased ..................         52,211        31,105        21,105             -             -        24,762             -
   Due to Jackson National Life
    Insurance Company ..........            981        13,297           393            40           215           529           311
                                   ------------- ------------- ------------- -------------- ------------ ------------- -------------
     Total Liabilities .........         53,192        44,402        21,498            40           215        25,291           311
                                   ------------- ------------- ------------- -------------- ------------ ------------- -------------


NET ASSETS .....................   $ 23,928,424  $ 20,005,327  $  9,575,973  $    961,096  $  5,225,929  $ 12,900,096  $  7,556,960
                                   ============= ============= ============= ============= ============= ============= =============

TOTAL NET ASSETS REPRESENTED BY:
   Number of units outstanding .        958,597     1,186,162       615,807        78,494       506,433       885,116       773,947
                                   ============= ============= ============= ============= ============= ============= =============
   Unit value (net assets
   divided by units outstanding)   $      24.96  $      16.87  $      15.55  $      12.24  $      10.32  $      14.57  $       9.76
                                   ============= ============= ============= ============= ============= ============= =============


                See accompanying notes to financial statements.

                                 ---------------------------------------------------------------------------------------------------


                                    GOLDMAN                                     PPM                                     SALOMON
                                   SACHS/JNL     LAZARD/JNL    LAZARD/JNL   AMERICA/JNL     SALOMON       SALOMON     BROTHERS/JNL
                                   GROWTH &      SMALL CAP      MID CAP        MONEY      BROTHERS/JNL  BROTHERS/JNL   HIGH YIELD
                                    INCOME         VALUE         VALUE         MARKET       BALANCED    GLOBAL BOND       BOND

                                 -------------- ------------- ------------- ------------- ------------- ------------- -------------
ASSETS:

   Investments in JNL Series
    Trust and JNL Variable
    Fund III LLC, at market
    value (See Schedule of
    Investments) ............... $  4,750,612   $  1,515,410  $  1,553,974  $ 26,158,384  $  3,775,067  $  1,412,980  $  4,675,495
   Due from Jackson National
    Life Insurance Company .....            -         12,679             -             -             -             -             -
   Receivable for investments
    sold .......................          195             62            64         1,326           155            58         3,421
                                 -------------- ------------- ------------- ------------- ------------- ------------- -------------
     Total Assets ..............    4,750,807      1,528,151     1,554,038    26,159,710     3,775,222     1,413,038     4,678,916


LIABILITIES:

   Payable for investments
    purchased ..................            -         12,679             -             -             -             -             -
   Due to Jackson National Life
    Insurance Company ..........          195             62            64         1,326           155            58         3,421
                                 -------------- ------------- ------------- ------------- ------------- ------------- -------------
     Total Liabilities .........          195         12,741            64         1,326           155            58         3,421
                                 -------------- ------------- ------------- ------------- ------------- ------------- -------------


NET ASSETS ..................... $  4,750,612   $  1,515,410  $  1,553,974  $ 26,158,384  $  3,775,067  $  1,412,980  $  4,675,495
                                 ============== ============= ============= ============= ============= ============= =============

TOTAL NET ASSETS REPRESENTED BY:
   Number of units outstanding .      531,964        181,352       171,410     2,478,280       377,698       142,600       486,613
                                 ============== ============= ============= ============= ============= ============= =============
   Unit value (net assets
   divided by units outstanding) $       8.93   $       8.36  $       9.07  $       10.56 $       9.99  $       9.91  $       9.61
                                 ============== ============= ============= ============= ============= ============= =============

                                 ---------------------------

                                   T. ROWE
                                  PRICE/JNL      T. ROWE
                                 INTERNATIONAL  PRICE/JNL
                                    EQUITY       MID-CAP
                                  INVESTMENT      GROWTH

                                 ------------- -------------

ASSETS:

   Investments in JNL Series
    Trust and JNL Variable
    Fund III LLC, at market
    value (See Schedule of
    Investments) ............... $  2,702,727  $  5,235,710
   Due from Jackson National
    Life Insurance Company .....            -             -
   Receivable for investments
    sold .......................        5,479           215
                                 ------------- -------------
     Total Assets ..............    2,708,206     5,235,925


LIABILITIES:

   Payable for investments
    purchased ..................            -             -
   Due to Jackson National Life
    Insurance Company ..........        5,479           215
                                 ------------- -------------
     Total Liabilities .........        5,479           215
                                 ------------- -------------


NET ASSETS ..................... $  2,702,727  $  5,235,710
                                 ============= =============

TOTAL NET ASSETS REPRESENTED BY:
   Number of units outstanding .      209,556       415,659
                                 ============= =============
   Unit value (net assets
   divided by units outstanding) $      12.90  $      12.60
                                 ============= =============

                     JACKSON NATIONAL SEPARATE ACCOUNT - III

                                December 31, 1999


                                                                             PORTFOLIOS
                                  --------------------------------------------------------------------------------------------------


                                                                              JNL/S&P                     JNL/S&P      JNL/FIRST
                                    JNL/S&P       JNL/S&P       JNL/S&P         VERY        JNL/S&P        EQUITY      TRUST THE
                                  CONSERVATIVE    MODERATE     AGGRESSIVE    AGGRESSIVE      EQUITY      AGGRESSIVE    DOW TARGET
                                   GROWTH II     GROWTH II     GROWTH II     GROWTH II     GROWTH II     GROWTH II         10
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------
ASSETS:

   Investments in JNL Series
    Trust and JNL Variable Fund
    III LLC, at market value
    (See Schedule of
    Investments) ...............  $  6,509,634  $ 10,448,590  $  3,377,858  $  3,122,446  $  4,732,422  $    945,528  $    375,241
   Due from Jackson National
    Life Insurance Company .....             -        13,063         9,232         9,232        36,105             -             -
   Receivable for investments
    sold .......................           268           429           138           128        29,040            39            15
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------
     Total Assets                    6,509,902    10,462,082     3,387,228     3,131,806     4,797,567       945,567       375,256


LIABILITIES:

   Payable for investments
    purchased ..................             -        13,063         9,232         9,232        36,105             -             -
   Due to Jackson National Life
    Insurance Company ..........           268           429           138           128        29,040            39            15
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------
     Total Liabilities .........           268        13,492         9,370         9,360        65,145            39            15
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------


NET ASSETS .....................  $  6,509,634  $ 10,448,590  $  3,377,858  $  3,122,446  $  4,732,422  $    945,528  $    375,241
                                  ============= ============= ============= ============= ============= ============= =============

TOTAL NET ASSETS REPRESENTED BY:
   Number of units outstanding .       602,879       854,501       268,049       208,299       354,886        67,079        42,257
                                  ============= ============= ============= ============= ============= ============= =============
   Unit value (net assets
    divided by units
    outstanding) ...............  $      10.80  $      12.23  $      12.60  $      14.99  $      13.34  $      14.10  $      8.88
                                  ============= ============= ============= ============= ============= ============= =============

                See accompanying notes to financial statements.

                     JACKSON NATIONAL SEPARATE ACCOUNT - III

                             Statement of Operations
                      For the Year ended December 31, 1999


                                                                             PORTFOLIOS
                                  -------------------------------------------------------------------------------------------------
                                                                                JNL/
                                                                            J.P. MORGAN    JNL/PIMCO
                                   JNL/JANUS     JNL/JANUS                  INTERNATIONAL    TOTAL                     JNL/PUTNAM
                                   AGGRESSIVE      GLOBAL     JNL/ALLIANCE   & EMERGING      RETURN      JNL/PUTNAM      VALUE
                                     GROWTH       EQUITIES       GROWTH       MARKETS         BOND         GROWTH        EQUITY
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------
NET REALIZED GAIN FROM SALES
   OF INVESTMENTS:

   Proceeds from sales .........  $ 45,967,493  $327,627,756  $  2,256,965  $  1,134,611  $  3,219,833  $  3,616,433  $  2,508,927
   Cost of investments sold ....    41,203,880   320,186,670     2,082,585     1,090,601     3,212,651     3,323,234     2,447,128
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------
   Net realized gain from sales
    of investments .............     4,763,613     7,441,086       174,380        44,010         7,182       293,199        61,799


CHANGE IN NET UNREALIZED GAIN
(LOSS)
   ON INVESTMENTS:

   Unrealized gain beginning of
    period .....................       326,358       106,114       160,905         4,148        35,572       309,584       158,513
   Unrealized gain (loss) end
    of period ..................     3,567,183     1,203,575     1,242,841       130,785        28,280     2,459,500      (253,788)
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------
   Change in net unrealized
    gain (loss)
    on investments .............     3,240,825     1,097,461     1,081,936       126,637        (7,292)    2,149,916      (412,301)
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------


NET GAIN (LOSS) ON INVESTMENTS .     8,004,438     8,538,547     1,256,316       170,647          (110)    2,443,115      (350,502)


EXPENSES:

   Administrative charge .......        13,740        13,496         6,545           566         6,921        10,459         7,699
   Mortality and expense risk
    charge .....................       123,656       121,465        58,910         5,091        62,293        94,127        69,295
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------

   TOTAL EXPENSES ..............       137,396       134,961        65,455         5,657        69,214       104,586        76,994
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------

INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ..................  $  7,867,042  $  8,403,586  $  1,190,861  $    164,990  $    (69,324) $  2,338,529  $   (427,496)
                                  ============= ============= ============= ============= ============= ============= =============


                See accompanying notes to financial statements.

                     JACKSON NATIONAL SEPARATE ACCOUNT - III

                      For the Year ended December 31, 1999


                                                                  PORTFOLIOS
                                     ----------------------------------------------------------------------


                                        GOLDMAN                                     PPM
                                       SACHS/JNL    LAZARD/JNL    LAZARD/JNL    AMERICA/JNL     SALOMON
                                       GROWTH &      SMALL CAP      MID CAP        MONEY      BROTHERS/JNL
                                        INCOME         VALUE         VALUE         MARKET       BALANCED
                                     ------------- ------------- -------------- ------------- -------------
NET REALIZED GAIN (LOSS) FROM SALES
   OF INVESTMENTS:

   Proceeds from sales ............  $  1,344,141  $    688,817  $  3,227,042   $278,718,209  $  1,039,996
   Cost of investments sold .......     1,316,352       666,538     3,198,603    278,375,335     1,025,012
                                     ------------- ------------- -------------- ------------- -------------
   Net realized gain (loss) from
    sales of investments ..........        27,789        22,279        28,439        342,874        14,984


CHANGE IN NET UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:

   Unrealized gain beginning of
    period ........................         8,957        11,507        30,840         34,310        56,805
   Unrealized gain (loss) end of
    period ........................       101,064        12,212        69,789        114,868         9,192
                                     ------------- ------------- -------------- ------------- -------------
   Change in net unrealized gain
    (loss) on investments .........        92,107           705        38,949         80,558       (47,613)
                                     ------------- ------------- -------------- ------------- -------------


NET GAIN (LOSS) ON INVESTMENTS ....       119,896        22,984        67,388        423,432       (32,629)


EXPENSES:

   Administrative charge ..........         4,935         1,262         1,488         13,142         4,413
   Mortality and expense risk
    charge ........................        44,417        11,359        13,385        118,280        39,716
                                     ------------- ------------- -------------- ------------- -------------

   TOTAL EXPENSES .................        49,352        12,621        14,873        131,422        44,129
                                     ------------- ------------- -------------- ------------- -------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ......  $     70,544  $     10,363  $     52,515   $    292,010  $    (76,758)
                                     ============= ============= ============== ============= =============

                                     ----------------------------

                                                      SALOMON
                                        SALOMON     BROTHERS/JNL
                                      BROTHERS/JNL   HIGH YIELD
                                      GLOBAL BOND       BOND
                                      ------------- -------------

NET REALIZED GAIN (LOSS) FROM SALES
   OF INVESTMENTS:

   Proceeds from sales ............   $  1,255,947  $  2,054,013
   Cost of investments sold .......      1,254,326     2,071,086
                                      ------------- -------------
   Net realized gain (loss) from
    sales of investments ..........          1,621       (17,073)


CHANGE IN NET UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:

   Unrealized gain beginning of
    period ........................          7,102        20,365
   Unrealized gain (loss) end of
    period ........................         26,911       (55,245)
                                      ------------- -------------
   Change in net unrealized gain
    (loss) on investments .........         19,809       (75,610)
                                      ------------- -------------


NET GAIN (LOSS) ON INVESTMENTS ....         21,430       (92,683)


EXPENSES:

   Administrative charge ..........          1,843         5,291
   Mortality and expense risk
    charge ........................         16,581        47,615
                                      ------------- -------------

   TOTAL EXPENSES .................         18,424        52,906
                                      ------------- -------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ......   $      3,006  $   (145,589)
                                      ============= =============

-------------------------------------
(1) Period from August 16, 1999 (commencement of operations).

                See accompanying notes to financial statements.


                                      ------------------------------------------------------------------------------------

                                         T. ROWE
                                        PRICE/JNL      T. ROWE                                                 JNL/S&P
                                      INTERNATIONAL   PRICE/JNL      JNL/S&P       JNL/S&P       JNL/S&P         VERY
                                         EQUITY        MID-CAP     CONSERVATIVE    MODERATE     AGGRESSIVE    AGGRESSIVE
                                       INVESTMENT       GROWTH      GROWTH II     GROWTH II     GROWTH II     GROWTH II
                                      -------------- ------------- ------------- ------------- ------------- -------------
NET REALIZED GAIN (LOSS) FROM SALES
   OF INVESTMENTS:

   Proceeds from sales ............   $ 71,649,649   $ 48,943,642  $  1,653,566  $  1,608,944  $    728,611  $  1,897,116
   Cost of investments sold .......     70,702,016     48,286,881     1,585,270     1,478,028       701,170     1,781,760
                                      -------------- ------------- ------------- ------------- ------------- -------------
   Net realized gain (loss) from
    sales of investments ..........        947,633        656,761        68,296       130,916        27,441       115,356


CHANGE IN NET UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:

   Unrealized gain beginning of
    period ........................         45,892        171,691        70,099       195,432        11,101        18,417
   Unrealized gain (loss) end of
    period ........................        274,347        491,945       721,225     1,550,925       507,000       522,058
                                      -------------- ------------- ------------- ------------- ------------- -------------
   Change in net unrealized gain
    (loss) on investments .........        228,455        320,254       651,126     1,355,493       495,899       503,641
                                      -------------- ------------- ------------- ------------- ------------- -------------


NET GAIN (LOSS) ON INVESTMENTS ....      1,176,088        977,015       719,422     1,486,409       523,340       618,997


EXPENSES:

   Administrative charge ..........          2,960          5,122         5,965         9,431         2,488         2,128
   Mortality and expense risk
    charge ........................         26,643         46,096        53,685        84,882        22,390        19,157
                                      -------------- ------------- ------------- ------------- ------------- -------------

   TOTAL EXPENSES .................         29,603         51,218        59,650        94,313        24,878        21,285
                                      -------------- ------------- ------------- ------------- ------------- -------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ......   $  1,146,485   $    925,797  $    659,772  $  1,392,096  $    498,462  $    597,712
                                      ============== ============= ============= ============= ============= =============


                                       -----------------------------------------


                                                       JNL/S&P      JNL/FIRST
                                         JNL/S&P        EQUITY      TRUST THE
                                          EQUITY      AGGRESSIVE    DOW TARGET
                                        GROWTH II     GROWTH II        10(1)
                                       ------------- ------------- -------------

NET REALIZED GAIN (LOSS) FROM SALES
   OF INVESTMENTS:

   Proceeds from sales ............    $    787,597  $    904,983  $    905,625
   Cost of investments sold .......         725,965       871,825     1,011,270
                                       ------------- ------------- -------------
   Net realized gain (loss) from
    sales of investments ..........          61,632        33,158      (105,645)


CHANGE IN NET UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:

   Unrealized gain beginning of
    period ........................          60,114        18,698             -
   Unrealized gain (loss) end of
    period ........................         777,356       163,042       (33,018)
                                       ------------- ------------- -------------
   Change in net unrealized gain
    (loss) on investments .........         717,242       144,344       (33,018)
                                       ------------- ------------- -------------


NET GAIN (LOSS) ON INVESTMENTS ....         778,874       177,502      (138,663)


EXPENSES:

   Administrative charge ..........           2,724           751           584
   Mortality and expense risk
    charge ........................          24,519         6,757         5,256
                                       ------------- ------------- -------------

   TOTAL EXPENSES .................          27,243         7,508         5,840
                                       ------------- ------------- -------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ......    $    751,631  $    169,994  $   (144,503)
                                       ============= ============= =============

                     JACKSON NATIONAL SEPARATE ACCOUNT - III

                       Statements of Changes in Net Assets



                                                                            PORTFOLIOS
                                     ------------------------------------------------------------------------------------------



                                             JNL/JANUS                      JNL/JANUS                    JNL/ALLIANCE
                                         AGGRESSIVE GROWTH               GLOBAL EQUITIES                    GROWTH
                                     ----------------------------   ----------------------------  -----------------------------
                                                    PERIOD FROM                    PERIOD FROM                    PERIOD FROM
                                                     APRIL 14,                      APRIL 14,                      APRIL 30,
                                      YEAR ENDED      1998* TO       YEAR ENDED     1998* TO       YEAR ENDED      1998* TO
                                     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,  DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                         1999           1998            1999          1998            1999           1998
                                     -------------- -------------   ----------------------------  -------------- --------------
OPERATIONS:

   Net realized gain (loss) from
    sales of investments ........... $  4,763,613   $      7,926    $  7,441,086  $     (5,260)   $    174,380   $        591
   Change in net unrealized gain
    (loss) on investments ..........    3,240,825        326,358       1,097,461       106,114       1,081,936        160,905
   Administrative charge ...........      (13,740)          (794)        (13,496)         (650)         (6,545)          (424)
   Mortality and expense risk charge     (123,656)        (7,147)       (121,465)       (5,852)        (58,910)        (3,814)
                                     -------------- -------------   ------------  --------------  -------------- --------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .......    7,867,042        326,343       8,403,586        94,352       1,190,861        157,258


NET DEPOSITS INTO SEPARATE ACCOUNT
   (NOTE 6) ........................   14,137,950      1,597,089       9,967,251     1,540,138       7,390,412        837,442
                                     -------------- -------------   ------------  --------------  -------------- --------------

   Increase in net assets ..........   22,004,992      1,923,432      18,370,837     1,634,490       8,581,273        994,700


NET ASSETS:

   Beginning of period .............    1,923,432              -       1,634,490             -         994,700              -
                                     -------------- -------------   ------------  --------------  -------------- --------------

   End of period ................... $ 23,928,424   $  1,923,432    $ 20,005,327  $  1,634,490    $  9,575,973   $    994,700
                                     ============== =============   ============= ==============  ============== ==============

-------------------------------------
* Commencement of operations.




                See accompanying notes to financial statements.

                                     ------------------------------------------------------------------------------------------



                                           JNL/J.P. MORGAN                  JNL/PIMCO                      JNL/PUTNAM
                                      INTERNATIONAL & EMERGING          TOTAL RETURN BOND                    GROWTH
                                               MARKETS
                                     -----------------------------  ----------------------------   ----------------------------
                                                     PERIOD FROM                   PERIOD FROM                    PERIOD FROM
                                                      APRIL 14,                     APRIL 22,                      APRIL 30,
                                      YEAR ENDED      1998* TO       YEAR ENDED     1998* TO       YEAR ENDED      1998* TO
                                     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,  DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                         1999           1998            1999          1998            1999           1998
                                     -------------- --------------  ----------------------------   ------------- --------------
OPERATIONS:

   Net realized gain (loss) from
    sales of investments ........... $     44,010   $     (2,021)   $      7,182  $      4,350     $    293,199  $    (12,769)
   Change in net unrealized gain
    (loss) on investments ..........      126,637          4,148          (7,292)       35,572        2,149,916       309,584
   Administrative charge ...........         (566)           (26)         (6,921)       (1,195)         (10,459)         (826)
   Mortality and expense risk charge       (5,091)          (239)        (62,293)      (10,752)         (94,127)       (7,432)
                                     -------------- --------------  ------------- --------------   ------------- --------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .......      164,990          1,862         (69,324)       27,975        2,338,529       288,557


NET DEPOSITS INTO SEPARATE ACCOUNT
   (NOTE 6) ........................      738,966         55,278       2,822,073     2,445,205        8,211,899     2,061,111
                                     -------------- --------------  ------------- --------------   ------------- --------------

   Increase in net assets ..........      903,956         57,140       2,752,749     2,473,180       10,550,428     2,349,668


NET ASSETS:

   Beginning of period .............       57,140              -       2,473,180             -        2,349,668             -
                                     -------------- --------------  ------------- --------------   ------------- --------------

   End of period ................... $    961,096   $     57,140    $  5,225,929  $  2,473,180     $ 12,900,096  $  2,349,668
                                     ============== ==============  ============= ==============   ============= ==============


                                      ----------------------------



                                            JNL/PUTNAM VALUE
                                                 EQUITY

                                      ----------------------------
                                                       PERIOD FROM
                                                        APRIL 30,
                                         YEAR ENDED      1998* TO
                                        DECEMBER 31,   DECEMBER 31,
                                           1999           1998
                                      -------------- -------------

OPERATIONS:

   Net realized gain (loss) from
    sales of investments ...........   $     61,799   $    (13,558)
   Change in net unrealized gain
    (loss) on investments ..........       (412,301)       158,513
   Administrative charge ...........         (7,699)        (1,040)
   Mortality and expense risk charge        (69,295)        (9,359)
                                       -------------- -------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .......       (427,496)       134,556


NET DEPOSITS INTO SEPARATE ACCOUNT
   (NOTE 6) ........................      5,791,015      2,058,885
                                       -------------- -------------

   Increase in net assets ..........      5,363,519      2,193,441


NET ASSETS:

   Beginning of period .............      2,193,441              -
                                       -------------- -------------

   End of period ...................   $  7,556,960   $  2,193,441
                                       ============== =============

                     JACKSON NATIONAL SEPARATE ACCOUNT - III

                                                                            PORTFOLIOS
                                     ------------------------------------------------------------------------------------------



                                         GOLDMAN SACHS/JNL             LAZARD/JNL SMALL CAP           LAZARD/JNL MID CAP
                                          GROWTH & INCOME                     VALUE                          VALUE
                                     ----------------------------   ----------------------------  -----------------------------
                                                    PERIOD FROM                    PERIOD FROM                    PERIOD FROM
                                                     APRIL 14,                      APRIL 30,                      APRIL 30,
                                      YEAR ENDED      1998* TO       YEAR ENDED     1998* TO       YEAR ENDED      1998* TO
                                     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,  DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                         1999           1998            1999          1998            1999           1998
                                     -------------- -------------   ----------------------------  -------------- --------------
OPERATIONS:

   Net realized gain (loss) from
    sales of investments ........... $     27,789   $     (8,793)   $     22,279  $     (5,793)   $     28,439   $     (3,168)

   Change in net unrealized gain
    (loss) on investments ..........       92,107          8,957             705        11,507          38,949         30,840
   Administrative charge ...........       (4,935)          (712)         (1,262)         (162)         (1,488)          (178)
   Mortality and expense risk charge      (44,417)        (6,410)        (11,359)       (1,460)        (13,385)        (1,609)
                                     -------------- -------------   ----------------------------  -------------- --------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .......       70,544         (6,958)         10,363         4,092          52,515         25,885


NET DEPOSITS INTO SEPARATE ACCOUNT
   (NOTE 6) ........................    3,196,270      1,490,756       1,174,148       326,807       1,044,507        431,067
                                     -------------- -------------   ----------------------------  -------------- --------------

   Increase in net assets ..........    3,266,814      1,483,798       1,184,511       330,899       1,097,022        456,952


NET ASSETS:

   Beginning of period .............    1,483,798              -         330,899             -         456,952              -
                                     -------------- -------------   ----------------------------  -------------- --------------

   End of period ................... $  4,750,612   $  1,483,798    $  1,515,410  $    330,899    $  1,553,974   $    456,952
                                     ============== =============   ============= ==============  ============== ==============

-------------------------------------
* Commencement of operations.

                See accompanying notes to financial statements.

                                     ------------------------------------------------------------------------------------------




                                           PPM AMERICA/JNL             SALOMON BROTHERS/JNL           SALOMON BROTHERS/JNL
                                            MONEY MARKET                     BALANCED                     GLOBAL BOND
                                     -----------------------------  ----------------------------   ----------------------------
                                                     PERIOD FROM                   PERIOD FROM                    PERIOD FROM
                                                      APRIL 14,                     APRIL 22,                      APRIL 22,
                                      YEAR ENDED      1998* TO       YEAR ENDED     1998* TO       YEAR ENDED      1998* TO
                                     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                         1999           1998            1999          1998            1999           1998
                                     -------------- --------------  ----------------------------   ------------- --------------
OPERATIONS:

   Net realized gain (loss) from
    sales of investments ........... $    342,874   $     16,047    $     14,984  $        905     $      1,621  $     (2,975)

   Change in net unrealized gain
    (loss) on investments ..........       80,558         34,310         (47,613)       56,805           19,809         7,102
   Administrative charge ...........      (13,142)        (1,585)         (4,413)         (683)          (1,843)         (543)
   Mortality and expense risk charge     (118,280)       (14,264)        (39,716)       (6,146)         (16,581)       (4,886)
                                     -------------- --------------  ----------------------------   ------------- --------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .......      292,010         34,508         (76,758)       50,881            3,006        (1,302)


NET DEPOSITS INTO SEPARATE ACCOUNT
   (NOTE 6) ........................   23,752,092      2,079,774       2,510,613     1,290,331          472,891       938,385
                                     -------------- --------------  ----------------------------   ------------- --------------

   Increase in net assets ..........   24,044,102      2,114,282       2,433,855     1,341,212          475,897       937,083


NET ASSETS:

   Beginning of period .............    2,114,282              -       1,341,212             -          937,083             -
                                     -------------- --------------  ----------------------------   ------------- --------------

   End of period ................... $ 26,158,384   $  2,114,282    $  3,775,067  $  1,341,212     $  1,412,980  $    937,083
                                     ============== ==============  ============= ==============   ============= ==============

                                       ----------------------------




                                          SALOMON BROTHERS/JNL
                                            HIGH YIELD BOND
                                       ----------------------------
                                                      PERIOD FROM
                                                       APRIL 22,
                                        YEAR ENDED      1998* TO
                                        DECEMBER 31,   DECEMBER 31,
                                           1999           1998
                                       -------------- -------------

OPERATIONS:

   Net realized gain (loss) from
    sales of investments ...........   $    (17,073)  $     (4,295)

   Change in net unrealized gain
    (loss) on investments ..........        (75,610)        20,365
   Administrative charge ...........         (5,291)        (1,159)
   Mortality and expense risk charge        (47,615)       (10,430)
                                       -------------- -------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .......       (145,589)         4,481


NET DEPOSITS INTO SEPARATE ACCOUNT
   (NOTE 6) ........................      2,735,519      2,081,084
                                       -------------- -------------

   Increase in net assets ..........      2,589,930      2,085,565


NET ASSETS:

   Beginning of period .............      2,085,565              -
                                       -------------- -------------

   End of period ...................   $  4,675,495   $  2,085,565
                                       ============== =============

                     JACKSON NATIONAL SEPARATE ACCOUNT - III

                                                                            PORTFOLIOS
                                     ------------------------------------------------------------------------------------------


                                         T. ROWE PRICE/JNL                                                  JNL/S&P
                                        INTERNATIONAL EQUITY            T. ROWE PRICE/JNL                CONSERVATIVE
                                             INVESTMENT                   MID-CAP GROWTH                   GROWTH II
                                     ----------------------------   ----------------------------  -----------------------------
                                                    PERIOD FROM                    PERIOD FROM                    PERIOD FROM
                                                     APRIL 30,                      APRIL 16,                      APRIL 13,
                                      YEAR ENDED      1998* TO       YEAR ENDED     1998* TO       YEAR ENDED      1998* TO
                                     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,  DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                         1999           1998            1999          1998            1999           1998
                                     -------------- -------------   ----------------------------  -------------- --------------

OPERATIONS:

   Net realized gain (loss) from
    sales of investments ........... $    947,633   $        462    $    656,761  $     (5,046)   $     68,296   $   (657,589)
   Change in net unrealized gain
    on investments .................      228,455         45,892         320,254       171,691         651,126         70,099
   Administrative charge ...........       (2,960)          (281)         (5,122)         (600)         (5,965)        (2,699)
   Mortality and expense risk charge      (26,643)        (2,533)        (46,096)       (5,406)        (53,685)       (24,292)
                                     -------------- -------------   ------------- --------------  -------------- --------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .......    1,146,485         43,540         925,797       160,639         659,772       (614,481)


NET DEPOSITS INTO SEPARATE ACCOUNT
   (NOTE 6) ........................      947,658        565,044       2,974,727     1,174,547       4,148,151      2,316,192
                                     -------------- -------------   ------------- --------------  -------------- --------------

   Increase in net assets ..........    2,094,143        608,584       3,900,524     1,335,186       4,807,923      1,701,711


NET ASSETS:

   Beginning of period .............      608,584              -       1,335,186             -       1,701,711              -
                                     -------------- -------------   ------------- --------------  -------------- --------------

   End of period ................... $  2,702,727   $    608,584    $  5,235,710  $  1,335,186    $  6,509,634   $  1,701,711
                                     ============== =============   ============= ==============  ============== ==============

-------------------------------------
* Commencement of operations.


                See accompanying notes to financial statements.

                                     ------------------------------------------------------------------------------------------



                                          JNL/S&P MODERATE              JNL/S&P AGGRESSIVE                JNL/S&P VERY
                                              GROWTH II                     GROWTH II                 AGGRESSIVE GROWTH II
                                     -----------------------------  ----------------------------   ----------------------------
                                                     PERIOD FROM                   PERIOD FROM                    PERIOD FROM
                                                      APRIL 13,                     APRIL 13,                      APRIL 13,
                                      YEAR ENDED      1998* TO       YEAR ENDED     1998* TO       YEAR ENDED      1998* TO
                                     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                         1999           1998            1999          1998            1999           1998
                                     -------------- --------------  ------------- --------------   ------------- --------------

OPERATIONS:

   Net realized gain (loss) from
    sales of investments ........... $    130,916   $     (1,954)   $     27,441  $     (2,619)    $    115,356  $      4,234
   Change in net unrealized gain
    on investments .................    1,355,493        195,432         495,899        11,101          503,641        18,417
   Administrative charge ...........       (9,431)        (1,729)         (2,488)         (187)          (2,128)         (156)
   Mortality and expense risk charge      (84,882)       (15,556)        (22,390)       (1,677)         (19,157)       (1,407)
                                     -------------- --------------  ------------- --------------   ------------- --------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .......    1,392,096        176,193         498,462         6,618          597,712        21,088


NET DEPOSITS INTO SEPARATE ACCOUNT
   (NOTE 6) ........................    6,201,622      2,678,679       2,612,419       260,359        2,370,067       133,579
                                     -------------- --------------  ------------- --------------   ------------- --------------

   Increase in net assets ..........    7,593,718      2,854,872       3,110,881       266,977        2,967,779       154,667


NET ASSETS:

   Beginning of period .............    2,854,872              -         266,977             -          154,667             -
                                     -------------- --------------  ------------- --------------   ------------- --------------

   End of period ................... $ 10,448,590   $  2,854,872    $  3,377,858  $    266,977     $  3,122,446  $    154,667
                                     ============== ==============  ============= ==============   ============= ==============



                                     ------------------------------



                                             JNL/S&P EQUITY
                                               GROWTH II
                                       ----------------------------
                                                      PERIOD FROM
                                                       APRIL 13,
                                        YEAR ENDED      1998* TO
                                        DECEMBER 31,   DECEMBER 31,
                                           1999           1998
                                       -------------- -------------


OPERATIONS:

   Net realized gain (loss) from
    sales of investments ...........   $     61,632   $     (1,943)
   Change in net unrealized gain
    on investments .................        717,242         60,114
   Administrative charge ...........         (2,724)          (373)
   Mortality and expense risk charge        (24,519)        (3,359)
                                       -------------- -------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .......        751,631         54,439


NET DEPOSITS INTO SEPARATE ACCOUNT
   (NOTE 6) ........................      3,380,404        545,948
                                       -------------- -------------

   Increase in net assets ..........      4,132,035        600,387


NET ASSETS:

   Beginning of period .............        600,387              -
                                       -------------- -------------

   End of period ...................   $  4,732,422   $    600,387
                                       ============== =============

                     JACKSON NATIONAL SEPARATE ACCOUNT - III


                                                     PORTFOLIOS
                                     ---------------------------------------------

                                                                     JNL/FIRST
                                                                     TRUST THE
                                           JNL/S&P EQUITY            DOW TARGET
                                        AGGRESSIVE GROWTH II             10
                                     ----------------------------   --------------
                                                    PERIOD FROM      PERIOD FROM
                                                     APRIL 13,       AUGUST 16,
                                      YEAR ENDED      1998* TO        1999* TO
                                     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                         1999           1998            1999
                                     -------------- -------------   --------------
OPERATIONS:

   Net realized gain (loss) from
    sales of investments             $     33,158   $     (3,060)   $   (105,645)

   Change in net unrealized gain
    (loss) on investments                 144,344         18,698         (33,018)
   Administrative charge                     (751)          (187)           (584)
   Mortality and expense risk charge       (6,757)        (1,686)         (5,256)
                                     -------------- -------------   --------------

INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS             169,994         13,765        (144,503)


NET DEPOSITS INTO SEPARATE ACCOUNT
   (NOTE 6)                               551,594        210,175         519,744
                                     -------------- -------------   --------------

   Increase in net assets                 721,588        223,940         375,241


NET ASSETS:

   Beginning of period                    223,940              -               -
                                     -------------- -------------   --------------

   End of period                     $    945,528   $    223,940    $    375,241
                                     ============== =============   ==============

-------------------------------------
* Commencement of operations.

                See accompanying notes to financial statements.

                     JACKSON NATIONAL SEPARATE ACCOUNT - III

                             Schedule of Investments
                                December 31, 1999


                                                                                    NUMBER                           MARKET
         JNL SERIES TRUST                                                         OF SHARES          COST             VALUE
         ----------------                                                       --------------- ---------------- ----------------

         JNL/Janus Aggressive Growth ......................................            598,660  $   20,361,241   $   23,928,424

         JNL/Janus Global Equities ........................................            560,530      18,801,752       20,005,327

         JNL/Alliance Growth ..............................................            575,479       8,333,132        9,575,973

         JNL/J.P. Morgan International & Emerging Markets .................             73,087         830,311          961,096

         JNL/PIMCO Total Return Bond ......................................            542,109       5,197,649        5,225,929

         JNL/Putnam Growth ................................................            453,430      10,440,596       12,900,096

         JNL/Putnam Value Equity ..........................................            450,355       7,810,748        7,556,960

         Goldman Sachs/JNL Growth & Income ................................            507,544       4,649,548        4,750,612

         Lazard/JNL Small Cap Value .......................................            171,426       1,503,198        1,515,410

         Lazard/JNL Mid Cap Value .........................................            161,368       1,484,185        1,553,974

         PPM America/JNL Money Market .....................................         26,158,384      26,043,516       26,158,384

         Salomon Brothers/JNL Balanced ....................................            373,399       3,765,875        3,775,067

         Salomon Brothers/JNL Global Bond .................................            137,852       1,386,069        1,412,980

         Salomon Brothers/JNL High Yield Bond .............................            536,796       4,730,740        4,675,495

         T. Rowe Price/JNL International Equity Investment ................            160,972       2,428,380        2,702,727

         T. Rowe Price/JNL Mid-Cap Growth .................................            220,823       4,743,765        5,235,710

         JNL/S&P Conservative Growth II ...................................            591,247       5,788,409        6,509,634

         JNL/S&P Moderate Growth II .......................................            836,556       8,897,665       10,448,590

         JNL/S&P Aggressive Growth II .....................................            261,444       2,870,858        3,377,858

         JNL/S&P Very Aggressive Growth II ................................            203,152       2,600,388        3,122,446

         JNL/S&P Equity Growth II .........................................            346,190       3,955,066        4,732,422

         JNL/S&P Equity Aggressive Growth II ..............................             65,480         782,486          945,528

         JNL VARIABLE FUND III LLC
         -------------------------

         JNL/First Trust The Dow Target 10 ................................             42,020         408,259          375,241


                See accompanying notes to financial statements.

                     JACKSON NATIONAL SEPARATE ACCOUNT - III

                          Notes to Financial Statements


NOTE 1 - ORGANIZATION

         Jackson National Life Insurance Company ("JNL") established Jackson National Separate Account - III (the "Separate Account") on October 23, 1997. The Separate Account commenced operations on April 13, 1998, and is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by JNL. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains twenty-three Portfolios, each of which invests in the following series mutual funds:

         JNL SERIES TRUST
                  JNL/Janus Aggressive Growth Series
                  JNL/Janus Global Equities Series
                  JNL/Alliance Growth Series
                  JNL/J.P. Morgan International & Emerging Markets Series JNL/PIMCO Total Return Bond Series
                  JNL/Putnam Growth Series
                  JNL/Putnam Value Equity Series
                  Goldman Sachs/JNL Growth & Income Series
                  Lazard/JNL Small Cap Value Series
                  Lazard/JNL Mid Cap Value Series
                  PPM America/JNL Money Market Series
                  Salomon Brothers/JNL Balanced Series
                  Salomon Brothers/JNL Global Bond Series
                  Salomon Brothers/JNL High Yield Bond Series
                  T. Rowe Price/JNL International Equity Investment Series
                  T. Rowe Price/JNL Mid-Cap Growth Series
                  JNL/S&P Conservative Growth Series II
                  JNL/S&P Moderate Growth Series II
                  JNL/S&P Aggressive Growth Series II
                  JNL/S&P Very Aggressive Growth Series II
                  JNL/S&P Equity Growth Series II
                  JNL/S&P Equity Aggressive Growth Series II

         JNL VARIABLE FUND III LLC
                  JNL/First Trust The Dow Target 10 Series

         Jackson National Financial Services, LLC, a wholly-owned subsidiary of JNL, serves as investment adviser for all the series.

                     JACKSON NATIONAL SEPARATE ACCOUNT - III

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         Investments

                  The Separate Account's investments in the corresponding series mutual funds are stated at the net asset values of the respective series. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Series are recorded on trade date. The Separate Account does not record dividend income as the Series follow the accounting practice known as consent dividending, whereby all net investment income and realized gains are treated as being distributed to the Separate Account and are immediately reinvested in the Series.

         Federal Income Taxes

                  The operations of the Separate Account are included in the federal income tax return of JNL, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

NOTE 3 - POLICY CHARGES

         Charges are deducted from the Separate Account to compensate JNL for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

                     JACKSON NATIONAL SEPARATE ACCOUNT - III

NOTE 3 - POLICY CHARGES (CONTINUED)

         Contract Maintenance Charge

                  An annual contract maintenance charge of $50 is charged against each contract to reimburse JNL for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs on or prior to the annuity date. The charge is deducted by redeeming units. For the period ended December 31, 1999, $8,646 in contract maintenance charges were assessed.

         Transfer Fee Charge

                  A  transfer  fee  of $25  will  apply  to  transfers  made  by policyholders between the Portfolios and between the Portfolios and the general account in excess of 15 transfers in a contract year. JNL may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required.

                  This fee will be deducted from contract values which remain in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the period ended December 31, 1999, $6,675 in transfer fees were assessed.

         Insurance Charges

                  JNL deducts a daily charge from the assets of the Separate Account equivalent to an annual rate of 1.35% for the assumption of mortality and expense risks. The mortality risk assumed by JNL is that the insured may receive benefits greater than those anticipated by JNL. The expense risk assumed by JNL is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

                  JNL deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse JNL for administrative expenses related to the Separate Account and the issuance and maintenance of contracts.

                     JACKSON NATIONAL SEPARATE ACCOUNT - III

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         For the period ended December 31, 1999, purchases and proceeds from sales of investments are as follows:


                                                                                                     PROCEEDS
         JNL SERIES TRUST                                                           PURCHASES       FROM SALES
         ----------------                                                        ---------------- ----------------

         JNL/Janus Aggressive Growth ........................................    $   59,968,047   $   45,967,493

         JNL/Janus Global Equities ..........................................       337,460,046      327,627,756

         JNL/Alliance Growth ................................................         9,581,922        2,256,965

         JNL/J.P. Morgan International & Emerging Markets ...................         1,867,920        1,134,611

         JNL/PIMCO Total Return Bond ........................................         5,972,692        3,219,833

         JNL/Putnam Growth ..................................................        11,723,746        3,616,433

         JNL/Putnam Value Equity ............................................         8,222,948        2,508,927

         Goldman Sachs/JNL Growth & Income ..................................         4,491,059        1,344,141

         Lazard/JNL Small Cap Value .........................................         1,850,344          688,817

         Lazard/JNL Mid Cap Value ...........................................         4,256,676        3,227,042

         PPM America/JNL Money Market .......................................       302,338,879      278,718,209

         Salomon Brothers/JNL Balanced ......................................         3,506,480        1,039,996

         Salomon Brothers/JNL Global Bond ...................................         1,710,414        1,255,947

         Salomon Brothers/JNL High Yield Bond ...............................         4,736,626        2,054,013

         T. Rowe Price/JNL International Equity Investment ..................        72,567,704       71,649,649

         T. Rowe Price/JNL Mid-Cap Growth ...................................        51,867,151       48,943,642

         JNL/S&P Conservative Growth II .....................................         5,742,067        1,653,566

         JNL/S&P Moderate Growth II .........................................         7,716,253        1,608,944

         JNL/S&P Aggressive Growth II .......................................         3,316,152          728,611

         JNL/S&P Very Aggressive Growth II ..................................         4,245,898        1,897,116

         JNL/S&P Equity Growth II ...........................................         4,140,758          787,597

         JNL/S&P Equity Aggressive Growth II ................................         1,449,069          904,983

         JNL VARIABLE FUND III LLC
         -------------------------

         JNL/First Trust The Dow Target 10 ..................................         1,419,529          905,625

                     JACKSON NATIONAL SEPARATE ACCOUNT - III

NOTE 5 -  ACCUMULATION OF UNIT ACTIVITY

     The following is a reconciliation of unit activity for the periods ended December 31, 1999 and 1998:


                                               UNITS                                 UNITS                                 UNITS
                                            OUTSTANDING     UNITS       UNITS     OUTSTANDING     UNITS       UNITS     OUTSTANDING
PORTFOLIO:                                  AT 4/13/98*     ISSUED     REDEEMED   AT 12/31/98     ISSUED     REDEEMED   AT 12/31/99
----------                                  -----------     ------     --------   -----------     ------     --------   -----------


JNL/Janus Aggressive Growth .............             -      173,958     (26,370)     147,588    3,045,882  (2,234,873)     958,597

JNL/Janus Global Equities ...............             -      174,310     (17,189)     157,121   26,422,342 (25,393,301)   1,186,162

JNL/Alliance Growth .....................             -       91,947     (11,141)      80,806      692,505    (157,504)     615,807

JNL/J.P. Morgan International & Emerging
Markets .................................             -        9,348      (3,003)       6,345      181,391    (109,242)      78,494

JNL/PIMCO Total Return Bond .............             -      263,371     (27,884)     235,487      575,508    (304,562)     506,433

JNL/Putnam Growth .......................             -      232,942     (27,422)     205,520      966,319    (286,723)     885,116

JNL/Putnam Value Equity .................             -      252,192     (33,195)     218,997      792,284    (237,334)     773,947

Goldman Sachs/JNL Growth & Income .......             -      190,969     (19,131)     171,838      505,255    (145,129)     531,964

Lazard/JNL Small Cap Value ..............             -       47,964      (8,197)      39,767      221,089     (79,504)     181,352

Lazard/JNL Mid Cap Value ................             -       55,924      (3,896)      52,028      487,186    (367,804)     171,410

PPM America/JNL Money Market ............             -    1,055,954    (849,467)     206,487   28,848,081 (26,576,288)   2,478,280

Salomon Brothers/JNL Balanced ...........             -      140,938      (8,626)     132,312      343,983     (98,597)     377,698

Salomon Brothers/JNL Global Bond ........             -      108,874     (13,967)      94,907      174,350    (126,657)     142,600

Salomon Brothers/JNL High Yield Bond ....             -      246,032     (35,969)     210,063      481,833    (205,283)     486,613

T. Rowe Price/JNL International Equity
Investment ..............................             -       66,813      (5,403)      61,410    6,666,844  (6,518,698)     209,556

T. Rowe Price/JNL Mid-Cap Growth ........             -      146,878     (17,387)     129,491    4,703,866  (4,417,698)     415,659

JNL/S&P Conservative Growth II ..........             -    1,050,964    (870,657)     180,307      583,847    (161,275)     602,879

JNL/S&P Moderate Growth II ..............             -      418,915    (136,549)     282,366      711,552    (139,417)     854,501

JNL/S&P Aggressive Growth II ............             -       53,601     (26,749)      26,852      306,412     (65,215)     268,049

JNL/S&P Very Aggressive Growth II .......             -       41,281     (26,805)      14,476      343,396    (149,573)     208,299

JNL/S&P Equity Growth II ................             -       89,773     (29,326)      60,447      363,464     (69,025)     354,886

JNL/S&P Equity Aggressive Growth II .....             -       45,930     (24,080)      21,850      124,707     (79,478)      67,079

JNL/First Trust The Dow Target 10 .......             -            -           -            -      145,869    (103,612)      42,257

--------------------------------------------
* Commencement of operations of Jackson National Separate Account - III.

                     JACKSON NATIONAL SEPARATE ACCOUNT - III

NOTE 6 - RECONCILIATION OF GROSS AND NET DEPOSITS INTO THE SEPARATE ACCOUNT

         Deposits into the Separate Account purchase shares of the JNL Series Trust and JNL Variable Fund III LLC. Net deposits represent the amounts available for investment in such shares after the deduction of applicable policy charges. The following is a summary of net deposits made for the periods ended December 31, 1999 and 1998:


                                                                              PORTFOLIOS
                                       -----------------------------------------------------------------------------------------



                                          JNL/JANUS AGGRESSIVE            JNL/JANUS GLOBAL                 JNL/ALLIANCE
                                                 GROWTH                       EQUITIES                        GROWTH
                                       ----------------------------  ----------------------------   ----------------------------
                                                      PERIOD FROM                   PERIOD FROM                    PERIOD FROM
                                                       APRIL 14,                     APRIL 14,                      APRIL 30,
                                        YEAR ENDED     1998* TO       YEAR ENDED      1998* TO       YEAR ENDED     1998* TO
                                       DECEMBER 31,  DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,  DECEMBER 31,
                                           1999          1998            1999           1998            1999          1998
                                       ------------- --------------  -------------- -------------   ------------- --------------

Proceeds from units issued             $ 11,071,301  $  1,437,801    $ 11,253,708   $  1,476,998    $  6,150,408  $    710,470
Value of units redeemed                    (507,778)       (2,002)       (375,667)       (10,653)       (379,742)       (2,545)
Transfers between portfolios and
   between portfolios and
   general account                        3,574,995       161,290        (908,370)        73,800       1,620,082       129,518
                                       ------------- --------------  -------------- -------------   ------------- --------------

Total gross deposits net of
   transfers to general account          14,138,518     1,597,089       9,969,671      1,540,145       7,390,748       837,443

DEDUCTIONS:
Policyholder charges                            568             -           2,420              7             336             1
                                       ------------- --------------  -------------- -------------   ------------- --------------

Net deposits from policyholders        $ 14,137,950  $  1,597,089    $  9,967,251   $  1,540,138    $  7,390,412  $    837,442
                                       ============= ==============  ============== =============   ============= ==============

-------------------------------------
* Commencement of operations.

                     JACKSON NATIONAL SEPARATE ACCOUNT - III

NOTE 6 - RECONCILIATION OF GROSS AND NET DEPOSITS INTO THE SEPARATE ACCOUNT (CONTINUED)


                                                                            PORTFOLIOS
                                     ------------------------------------------------------------------------------------------



                                           JNL/J.P. MORGAN                JNL/PIMCO TOTAL                  JNL/PUTNAM
                                            INTERNATIONAL                   RETURN BOND                      GROWTH
                                         & EMERGING MARKETS


                                     ----------------------------   ----------------------------  -----------------------------
                                                    PERIOD FROM                   PERIOD FROM                    PERIOD FROM
                                                     APRIL 14,                     APRIL 22,                      APRIL 30,
                                      YEAR ENDED     1998* TO        YEAR ENDED     1998* TO       YEAR ENDED      1998* TO
                                     DECEMBER 31,  DECEMBER 31,      DECEMBER 31,  DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                         1999          1998             1999          1998            1999           1998
                                     -------------- -------------   -------------- --------------  -------------- --------------

Proceeds from units issued ......... $    608,705   $     52,112    $  4,439,529   $  2,448,775    $  7,817,698   $  1,762,252
Value of units redeemed ............      (30,086)          (121)       (507,481)       (37,296)       (507,056)       (25,088)
Transfers between portfolios and
   between portfolios and
   general account .................      160,628          3,287      (1,109,305)        33,726         902,306        323,961
                                     -------------- -------------   -------------- --------------  -------------- --------------

Total gross deposits net of
   transfers to general account ....      739,247         55,278       2,822,743      2,445,205       8,212,948      2,061,125

DEDUCTIONS:
Policyholder charges ...............          281              -             670              -           1,049             14
                                     -------------- -------------   -------------- --------------  -------------- --------------

Net deposits from policyholders .... $    738,966   $     55,278    $  2,822,073   $  2,445,205    $  8,211,899   $  2,061,111
                                     ============== =============   ============== ==============  ============== ==============

-------------------------------------
* Commencement of operations.

                                     --------------------------------------------------------------------------------------------



                                              JNL/PUTNAM                 GOLDMAN SACHS/JNL                 LAZARD/JNL
                                             VALUE EQUITY                 GROWTH & INCOME                SMALL CAP VALUE
                                     -----------------------------  ----------------------------   ----------------------------
                                                    PERIOD FROM                   PERIOD FROM                    PERIOD FROM
                                                     APRIL 30,                     APRIL 14,                      APRIL 30,
                                      YEAR ENDED      1998* TO       YEAR ENDED     1998* TO       YEAR ENDED      1998* TO
                                     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,  DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                         1999           1998            1999          1998            1999           1998
                                     -------------- --------------  ----------------------------   ------------- --------------
Proceeds from units issued ......... $  5,997,433   $  1,983,473    $  3,559,856  $  1,366,017     $  1,108,485  $    279,583
Value of units redeemed ............     (437,450)       (57,226)       (356,818)      (23,949)         (31,674)       (1,803)
Transfers between portfolios and
   between portfolios and
   general account .................      231,805        132,651          (6,293)      148,689           97,488        49,027
                                     -------------- --------------  ----------------------------   ------------- --------------

Total gross deposits net of
   transfers to general account ....    5,791,788      2,058,898       3,196,745     1,490,757        1,174,299       326,807

DEDUCTIONS:
Policyholder charges ...............          773             13             475             1              151             -
                                     -------------- --------------  ----------------------------   ------------- --------------

Net deposits from policyholders .... $  5,791,015   $  2,058,885    $  3,196,270  $  1,490,756     $  1,174,148  $    326,807
                                     ============== ==============  ============================   ============= ==============


                                     ----------------------------



                                             LAZARD/JNL
                                            MID CAP VALUE
                                     ----------------------------
                                                    PERIOD FROM
                                                     APRIL 30,
                                      YEAR ENDED     1998* TO
                                       DECEMBER 31,  DECEMBER 31,
                                         1999          1998
                                     -------------- -------------


Proceeds from units issued ......... $  1,066,361   $    339,935
Value of units redeemed ............     (107,968)        (3,008)
Transfers between portfolios and
   between portfolios and
   general account .................       86,308         94,141
                                     -------------- -------------

Total gross deposits net of
   transfers to general account ....    1,044,701        431,068

DEDUCTIONS:
Policyholder charges ...............          194              1
                                     -------------- -------------

Net deposits from policyholders .... $  1,044,507   $    431,067
                                     ============== =============

                     JACKSON NATIONAL SEPARATE ACCOUNT - III

NOTE 6 - RECONCILIATION OF GROSS AND NET DEPOSITS INTO THE SEPARATE ACCOUNT (CONTINUED)


                                                                            PORTFOLIOS
                                     ------------------------------------------------------------------------------------------



                                           PPM AMERICA/JNL             SALOMON BROTHERS/JNL           SALOMON BROTHERS/JNL
                                            MONEY MARKET                     BALANCED                     GLOBAL BOND


                                     ----------------------------   ----------------------------  -----------------------------
                                                    PERIOD FROM                     PERIOD FROM                   PERIOD FROM
                                                     APRIL 14,                       APRIL 22,                      APRIL 22,
                                      YEAR ENDED     1998* TO        YEAR ENDED      1998* TO       YEAR ENDED      1998* TO
                                     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                         1999          1998             1999           1998            1999           1998
                                     -------------- -------------   -------------- --------------  -------------- --------------
Proceeds from units issued ......... $ 26,229,651   $  2,857,237    $  2,851,006   $  1,162,018    $  1,270,006   $    943,933
Value of units redeemed ............   (3,999,297)    (3,591,814)       (368,850)       (30,228)       (216,208)       (27,587)
Transfers between portfolios and
   between portfolios and
   general account .................    1,524,474      2,814,451          29,085        158,541        (580,492)        22,040
                                     -------------- -------------   -------------- --------------  -------------- --------------

Total gross deposits net of
   transfers to general account ....   23,754,828      2,079,874       2,511,241      1,290,331         473,306        938,386

DEDUCTIONS:
Policyholder charges ...............        2,736            100             628              -             415              1
                                     -------------- -------------   -------------- --------------  -------------- --------------

Net deposits from policyholders .... $ 23,752,092   $  2,079,774    $  2,510,613   $  1,290,331    $    472,891   $    938,385
                                     ============== =============   ============== ==============  ============== ==============

-------------------------------------
* Commencement of operations.

                                     -------------------------------------------------------------------------------------------


                                                                         T. ROWE PRICE/JNL
                                         SALOMON BROTHERS/JNL          INTERNATIONAL EQUITY             T. ROWE PRICE/JNL
                                           HIGH YIELD BOND                  INVESTMENT                   MID-CAP GROWTH

                                     -----------------------------  ----------------------------   ----------------------------
                                                    PERIOD FROM                     PERIOD FROM                   PERIOD FROM
                                                     APRIL 22,                       APRIL 30,                     APRIL 16,
                                      YEAR ENDED      1998* TO       YEAR ENDED       1998* TO       YEAR ENDED     1998* TO
                                     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                         1999           1998            1999           1998             1999           1998
                                     -------------- --------------  -------------- --------------   ------------- --------------
Proceeds from units issued ......... $  3,687,677   $  2,077,954    $ 2,007,993    $   549,870      $ 2,792,374   $ 1,105,762
Value of units redeemed ............     (472,597)       (46,833)      (153,074)       (15,165)        (274,573)      (12,933)
Transfers between portfolios and
   between portfolios and
   general account .................     (478,928)        49,963       (906,386)        30,339          457,795        81,718
                                     -------------- --------------  -------------- --------------   ------------- --------------

Total gross deposits net of
   transfers to general account ....    2,736,152      2,081,084        948,533        565,044        2,975,596     1,174,547

DEDUCTIONS:
Policyholder charges ...............          633              -            875              -              869             -
                                     -------------- --------------  -------------- --------------   ------------- --------------

Net deposits from policyholders .... $  2,735,519   $  2,081,084    $   947,658    $   565,044      $ 2,974,727   $ 1,174,547
                                     ============== ==============  ============== ==============   ============= ==============

                                      ----------------------------



                                                JNL/S&P
                                        CONSERVATIVE GROWTH II

                                      ----------------------------
                                                       PERIOD FROM
                                                        APRIL 13,
                                        YEAR ENDED       1998* TO
                                        DECEMBER 31,   DECEMBER 31,
                                            1999          1998
                                       -------------- -------------

Proceeds from units issued .........   $ 4,904,380    $ 1,658,371
Value of units redeemed ............      (806,809)      (136,170)
Transfers between portfolios and
   between portfolios and
   general account .................        51,116        793,991
                                       -------------- -------------

Total gross deposits net of
   transfers to general account ....     4,148,687      2,316,192

DEDUCTIONS:
Policyholder charges ...............           536              -
                                       -------------- -------------

Net deposits from policyholders ....   $ 4,148,151    $ 2,316,192
                                       ============== =============

                     JACKSON NATIONAL SEPARATE ACCOUNT - III

NOTE 6 - RECONCILIATION OF GROSS AND NET DEPOSITS INTO THE SEPARATE ACCOUNT (CONTINUED)


                                                                            PORTFOLIOS
                                     ------------------------------------------------------------------------------------------



                                          JNL/S&P MODERATE              JNL/S&P AGGRESSIVE          JNL/S&P VERY AGGRESSIVE
                                              GROWTH II                      GROWTH II                     GROWTH II


                                     ----------------------------   ----------------------------  -----------------------------
                                                    PERIOD FROM                    PERIOD FROM                    PERIOD FROM
                                                     APRIL 13,                      APRIL 13,                      APRIL 13,
                                      YEAR ENDED     1998* TO        YEAR ENDED      1998* TO       YEAR ENDED      1998* TO
                                     DECEMBER 31,    DECEMBER       DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                        31,
                                         1999          1998             1999           1998            1999           1998
                                     -------------- -------------   -------------- --------------  -------------- --------------

Proceeds from units issued ........  $  5,777,942   $  2,650,860    $  2,694,819   $    267,519    $  2,314,711   $    134,621
Value of units redeemed ...........      (332,510)       (51,104)       (231,356)        (4,641)        (69,512)        (3,866)
Transfers between portfolios and
   between portfolios and
   general account ................       756,876         78,923         148,980         (2,519)        125,113          2,824
                                     -------------- -------------   -------------- --------------  -------------- --------------

Total gross deposits net of
   transfers to general account ...     6,202,308      2,678,679       2,612,443        260,359       2,370,312        133,579

DEDUCTIONS:
Policyholder charges ..............           686              -              24              -             245              -
                                     -------------- -------------   -------------- --------------  -------------- --------------

Net deposits from policyholders ...  $  6,201,622   $  2,678,679    $  2,612,419   $    260,359    $  2,370,067   $    133,579
                                     ============== =============   ============== ==============  ============== ==============

-------------------------------------
* Commencement of operations.

                                     ---------------------------------------------------------------------------

                                                                         JNL/FIRST
                                                                         TRUST THE
                                            JNL/S&P EQUITY           JNL/S&P EQUITY AGGRESSIVE      DOW TARGET
                                              GROWTH II                      GROWTH II                  10


                                     -----------------------------  ----------------------------   -------------
                                                    PERIOD FROM                    PERIOD FROM      PERIOD FROM
                                                     APRIL 13,                      APRIL 13,       AUGUST 16,
                                      YEAR ENDED      1998* TO       YEAR ENDED      1998* TO        1999* TO
                                     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                         1999           1998            1999           1998            1999
                                     -------------- --------------  -------------- --------------   -------------

Proceeds from units issued ........  $  2,943,087   $    539,408    $    647,274   $    206,119     $  293,834
Value of units redeemed ...........      (199,058)       (18,206)        (19,629)        (3,946)          (854)
Transfers between portfolios and
   between portfolios and
   general account ................       636,878         24,746         (75,797)         8,002        226,764
                                     -------------- --------------  -------------- --------------   -------------
Total gross deposits net of
   transfers to general account ...     3,380,907        545,948         551,848        210,175        519,744

DEDUCTIONS:
Policyholder charges ..............           503              -             254              -              -
                                     -------------- --------------  -------------- --------------   -------------

Net deposits from policyholders ...  $  3,380,404   $    545,948    $    551,594   $    210,175     $  519,744
                                     ============== ==============  ============== ==============   =============

                     JACKSON NATIONAL LIFE INSURANCE COMPANY

                                AND SUBSIDIARIES



                               [GRAPHIC OMITTED]














                        CONSOLIDATED FINANCIAL STATEMENTS


                                DECEMBER 31, 1999

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors and Stockholder of Jackson National Life Insurance Company


We have audited the accompanying consolidated balance sheet of Jackson National Life Insurance Company as of December 31, 1999 and the related consolidated statements of income, stockholder's equity and comprehensive income, and cash flows for the year then ended. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit. The accompanying consolidated statements of Jackson National Life Insurance Company as of December 31, 1998, were audited by other auditors whose report thereon dated February 5, 1999, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company as of December 31, 1999, and the results of its operations and its cash flows for the year then ended in conformity with generally accepted accounting principles.

As discussed more fully in note 2 to the financial statements, effective January 1, 1999, Jackson National Life Insurance Company adopted Statement of Position 97-3, "Accounting by Insurance Companies and Other Enterprises for Insurance Related Assessments."







February 2, 2000

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED BALANCE SHEET
(IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------------
                                                                                        DECEMBER 31,
                                                                           -------------------------------------
                                                                            1999             1998
                                                                           ------------------  -----------------
ASSETS

   Investments:
     Cash and short-term investments .................................         $  2,162,340       $  2,487,418
     Investments available for sale, at market value:
        Fixed maturities (amortized cost: 1999, $27,325,447; 1998,
         $26,615,730) ................................................           26,233,916         27,304,968
        Equities (cost: 1999, $443,781; 1998, $247,307) ..............              497,096            319,831
     Mortgage loans, net of allowance ................................            3,421,720          2,465,807
     Policy loans ....................................................              675,643            652,628
     Other invested assets ...........................................              861,981            415,493
                                                                           ------------------  -----------------
         Total investments ...........................................           33,852,696         33,646,145

   Accrued investment income .........................................              445,241            427,297
   Deferred acquisition costs ........................................            2,000,305          1,311,314
   Reinsurance recoverable ...........................................              328,010            256,189
   Deferred income taxes .............................................              298,215                  -
   Value of acquired insurance in force ..............................              138,734            154,402
   Other assets ......................................................              162,540             91,750
   Variable annuity assets ...........................................            4,522,188          1,951,659
                                                                           ==================  =================
         Total assets ................................................        $  41,747,929       $ 37,838,756
                                                                           ==================  =================

LIABILITIES AND STOCKHOLDER'S EQUITY
     LIABILITIES
     Policy reserves and liabilities:
       Reserves for future policy benefits ...........................        $     669,275       $    650,305
       Deposits on investment contracts ..............................           25,339,544         25,135,640
       Guaranteed investment contracts ...............................            4,658,339          4,566,859
       Other policyholder funds ......................................               11,147             12,262
       Claims payable ................................................              221,288            168,278
     Trust instruments supported by funding agreements ...............              997,973                  -
     Reverse repurchase agreements ...................................            1,439,334            922,121
     Securities lending payable ......................................              288,000            425,000
     Surplus note payable ............................................              249,184            249,176
     Income taxes payable to Parent ..................................              179,123            178,236
     Liability for guaranty fund assessments .........................               80,225             66,846
     Deferred income taxes ...........................................                    -             23,122
     Other liabilities ...............................................              631,451            607,250
     Variable annuity liabilities ....................................            4,522,188          1,951,659
                                                                           ------------------  -----------------
         Total liabilities ...........................................           39,287,071         34,956,754
                                                                           ------------------  -----------------

     STOCKHOLDER'S EQUITY
     Capital stock, $1.15 par value; authorized 50,000 shares;
       issued and outstanding 12,000 shares ..........................               13,800             13,800
     Additional paid-in capital ......................................            1,360,982          1,360,982
     Accumulated other comprehensive income
       net of tax of $(250,835) in 1999 and  $175,147 in 1998 ........            (465,836)            325,273
     Retained earnings ...............................................            1,551,912          1,181,947
                                                                           ------------------  -----------------
     Total stockholder's equity ......................................            2,460,858          2,882,002
                                                                           ==================  =================
         Total liabilities and stockholder's equity ..................     $     41,747,929       $ 37,838,756
                                                                           ==================  =================



          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED INCOME STATEMENT
(IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------------


                                                                          YEARS ENDED DECEMBER 31,
                                                               1999                 1998                1997
                                                          -----------------    -----------------  ------------------
REVENUES
   Premiums and other considerations ..................   $        258,311     $        263,686   $        275,851

   Net investment income ..............................          2,476,196            2,478,277          2,333,509

   Net realized investment gains ......................             44,318               69,446             80,335

   Fee income:
     Mortality charges ................................            134,744              136,040            136,285
     Surrender charges ................................             72,601               76,878             66,638
     Expense charges ..................................             17,481               19,217             20,175
     Variable annuity fees ............................             41,521               21,411             10,202
     Net asset management fees ........................             13,118                7,044              5,219
     Net retained commissions .........................                  -                  396                443
                                                          -----------------    -----------------  ------------------
   Total fee income ...................................            279,465              260,986            238,962

   Other income .......................................             37,286               32,974             31,251
                                                          -----------------    -----------------  ------------------
     Total revenues ...................................          3,095,576            3,105,369          2,959,908
                                                          -----------------    -----------------  ------------------

BENEFITS AND EXPENSES
   Death benefits .....................................            273,400              274,219            279,014
   Interest credited on deposit liabilities ...........          1,637,478            1,664,133          1,586,249
   Interest expense on surplus notes and reverse
      repurchase agreements ...........................             73,991              121,035            107,738
   Interest expense on trust instruments supported
      by funding agreements ...........................             28,480                    -                  -
   Decrease in reserves, net of reinsurance
      recoverables ....................................            (32,199)             (20,712)           (23,292)
   Other policyholder benefits ........................             15,820               10,534             16,170
   Commissions ........................................            312,213              208,177            274,906
   General and administrative expenses ................            206,121              169,274            169,473
   Taxes, licenses and fees ...........................              8,872               14,152             21,852
   Deferral of policy acquisition costs ...............           (360,205)            (251,166)          (320,246)
   Amortization of acquisition costs:
     Attributable to operations .......................            210,248              194,045            191,425
     Attributable to net realized investment gains ....             15,798               24,096             24,687
   Amortization of insurance in force .................             15,668               14,843             14,039
                                                          -----------------    -----------------  ------------------
     Total benefits and expenses ......................          2,405,685            2,422,630          2,342,015
                                                          -----------------    -----------------  ------------------
     Pretax income ....................................            689,891              682,739            617,893
   Federal income tax expense .........................            241,500              239,000            216,300
                                                          -----------------    -----------------  ------------------

     Income before cumulative effect of change in
       accounting principle ...........................            448,391              443,739            401,593
   Cumulative effect of change in accounting principle              17,884                    -                  -
                                                          =================    =================  ==================
     NET INCOME .......................................   $        466,275     $        443,739   $        401,593
                                                          =================    =================  ==================

   Pro forma net income assuming the change in
    accounting principle is applied retroactively .....   $        448,391     $        437,811   $        397,571
                                                          =================    =================  ==================


          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED STATEMENT OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME (IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        YEARS ENDED DECEMBER 31,
                                                                             1999                 1998                 1997
                                                                       -------------------  -------------------  -------------------

COMMON STOCK, beginning and end of year .........................      $         13,800     $         13,800      $        13,800
                                                                       -------------------  -------------------  -------------------

ADDITIONAL PAID-IN CAPITAL
Beginning of year ...............................................             1,360,982              832,982              648,982
    Capital contributions .......................................                     -              528,000              184,000
                                                                       -------------------  -------------------  -------------------
End of year .....................................................             1,360,982            1,360,982              832,982
                                                                       -------------------  -------------------  -------------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning of year ...............................................               325,273              440,537              180,432
    Net unrealized investment (losses) gains, net
       of reclassification adjustment and net of
       tax of $(425,982) in 1999, $(62,065) in
       1998, and $140,057 in 1997 ...............................              (791,109)            (115,264)             260,105
                                                                       -------------------  -------------------  -------------------
End of year .....................................................              (465,836)             325,273              440,537
                                                                       -------------------  -------------------  -------------------

RETAINED EARNINGS
Beginning of year ...............................................             1,181,947            1,327,830            1,170,737
    Net income ..................................................               466,275              443,739              401,593
    Dividends paid to stockholder ...............................               (96,310)            (589,622)            (244,500)
                                                                       -------------------  -------------------  -------------------
End of year .....................................................             1,551,912            1,181,947            1,327,830
                                                                       -------------------  -------------------  -------------------


TOTAL STOCKHOLDER'S EQUITY ......................................      $       2,460,858    $      2,882,002     $       2,615,149
                                                                       ===================  ===================  ===================

                                                                                         YEARS ENDED DECEMBER 31,
                                                                              1999                 1998                 1997
                                                                        -------------------  -------------------  ------------------
COMPREHENSIVE INCOME (LOSS)
Net income ......................................................       $        466,275     $        443,739     4        401,593
Net unrealized holding gains (losses) arising during
       the period, net of tax of $(398,646) in 1999,
       $(41,366) in 1998 and $148,906 in 1997 ...................               (740,343)             (76,823)             276,539
Reclassification adjustment for gains included in
       net income, net of tax of  $(27,336) in 1999,
       $(20,699) in 1998 and $(8,849) in 1997 ...................                (50,766)             (38,441)             (16,434)
                                                                        ===================  ===================  ==================
COMPREHENSIVE INCOME (LOSS) .....................................       $       (324,834)    $         328,475    $          661,698
                                                                        ===================  ===================  ==================

          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED STATEMENT OF CASH FLOWS
(IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           YEARS ENDED DECEMBER 31,
                                                                                 1999                1998               1997
                                                                            ----------------    ----------------   -----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
     Net income .......................................................     $       466,275     $       443,739    $      401,593
     Adjustments  to  reconcile  net income to net cash
       provided  by  operating activities:
         Net realized investment gains ................................             (44,318)            (69,446)          (80,335)
         Interest credited on deposit liabilities .....................           1,637,478           1,664,133         1,586,249
         Interest expense on trust instruments supported
           by funding agreements ......................................              28,480                   -                 -
         Other charges ................................................            (224,826)           (253,546)         (233,300)
         Amortization of discount and premium on
           Investments ................................................             (69,919)           (104,586)          (18,437)
         Deferred income tax provision ................................             104,600              42,100            34,500
         Change in:
              Accrued investment income ...............................             (17,944)            (40,885)          (48,313)
              Deferred acquisition costs ..............................            (123,659)            (33,025)         (104,134)
              Value of acquired insurance in force ....................              15,668              14,843            14,039
              Income taxes payable to Parent ..........................                 887              34,941             2,931
              Other assets and liabilities, net .......................              85,808             (98,924)          659,413
                                                                            ----------------    ----------------   -----------------
     NET CASH PROVIDED BY OPERATING ACTIVITIES ........................           1,858,530           1,599,344         2,214,206
                                                                            ----------------    ----------------   -----------------

CASH FLOWS FROM INVESTING ACTIVITIES:
     Sales of fixed maturities and equities available for sale ........           5,374,124           6,923,936         9,078,616
     Principal repayments, maturities, calls and redemptions:
         Fixed maturities and equities available for sale .............           2,426,270           1,020,281           960,844
         Mortgage loans ...............................................             113,545             127,201            47,282
        Purchases of:
         Fixed maturities and equities available for sale .............          (8,677,736)         (8,847,509)      (11,588,708)
            Mortgage loans ............................................          (1,071,678)         (1,008,131)         (801,008)
     Other investing activities .......................................              15,873            (769,833)        1,332,795
                                                                            ----------------    ----------------   -----------------
       NET CASH USED BY INVESTING ACTIVITIES ..........................          (1,819,602)         (2,554,055)         (970,179)
                                                                            ----------------    ----------------   -----------------

CASH FLOWS FROM FINANCING ACTIVITIES:
     Policyholders account balances:
         Deposits .....................................................           7,211,159           5,185,920         5,244,103
         Withdrawals ..................................................          (5,723,094)         (4,306,150)       (3,599,724)
     Net transfers to separate accounts ...............................          (1,755,761)           (509,182)         (604,152)
     Surplus note payable .............................................                   -                   -           249,163
     Payment of cash dividends to Parent ..............................             (96,310)           (589,622)         (244,500)
     Capital contribution from Parent .................................                   -             528,000           184,000
                                                                            ----------------    ----------------   -----------------
     NET CASH (USED) PROVIDED BY FINANCING ACTIVITIES .................            (364,006)            308,966         1,228,890
                                                                            ----------------    ----------------   -----------------
     NET (DECREASE) INCREASE IN CASH AND SHORT-TERM
           INVESTMENTS ................................................            (325,078)           (645,745)        2,472,917

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF PERIOD ..................           2,487,418           3,133,163           660,246
                                                                            ----------------    ----------------   -----------------
CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD ........................     $     2,162,340     $    2,487,418     $   3,133,163
                                                                            ================    ================   =================

          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------


1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company (the "Company" or "JNL") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent") which is ultimately a wholly owned subsidiary of Prudential plc
     ("Prudential"),  London,  England.  JNL  is  licensed  to  sell  group  and individual annuity products, including immediate and deferred annuities, variable annuities, guaranteed investment contracts ("GICs"), and individual life insurance products in 49 states and the District of Columbia.

     The accompanying consolidated financial statements include JNL and its wholly owned subsidiaries, Jackson National Life Insurance Company of New York, an insurance company; Chrissy Corporation, an advertising agency; Jackson National Financial Services, LLC, an investment advisor and transfer agent; Jackson National Life Distributors, Inc., a broker dealer and JNL Thrift Holdings, Inc., a unitary thrift holding company.

     On November 10, 1998, JNL Thrift Holdings, Inc. completed its acquisition of First Federal Savings and Loan Association of San Bernardino, a thrift located in San Bernardino, California. Following the acquisition, the thrift was renamed Jackson Federal Bank ("Jackson Federal"). The purchase price amounted to $6.5 million. Additional capital contributions of $3.5 million and $4.2 million were made by the Company in 1999 and 1998, respectively. Jackson Federal had total assets of $110.0 million and deposits of $105.8 million at the date of the acquisition. The $3.8 million excess of the purchase price over the fair value of assets acquired was allocated to goodwill and core deposits. The core deposits are amortized over 7 years and goodwill is amortized over 15 years. The acquisition was accounted for by the purchase method and the results of Jackson Federal are included in the consolidated income statement from the date of acquisition.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform with the current year presentation.

     The preparation of the financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates.

     CHANGE IN ACCOUNTING PRINCIPLES
     Effective January 1, 1999, JNL adopted Statement of Position 97-3, "Accounting by Insurance Companies and Other Enterprises for Insurance-Related Assessments" ("SOP 97-3"). SOP 97-3 establishes accounting standards for guaranty fund and other insurance related assessments. Under SOP 97-3, the Company establishes an asset for premium tax offsets and policy surcharges at the time of the assessment if certain circumstances exist. Previously, no asset was recorded for premium tax offsets. The adoption of SOP 97-3 is treated as a cumulative effect of a change in accounting principle and prior periods have not been restated. The cumulative effect of the change totaling $38.0 million, net of deferred acquisition cost amortization of $10.5 million and federal income taxes of $9.6 million is included in net income in 1999.

     Effective January 1, 1999, JNL adopted Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." The impact of adoption was not material.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     COMPREHENSIVE INCOME
     Effective January 1, 1998, JNL adopted Statement of Financial Accounting Standards No. 130, Reporting Comprehensive Income ("SFAS 130"). SFAS 130 establishes standards for reporting and presentation of comprehensive income and its components in the financial statements. Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/shareholders) and, in the Company's case, includes net income and net unrealized gains/(losses) on securities. SFAS 130 requires additional disclosures in the financial statements, but it has no impact on the Company's financial position or net income.

     INVESTMENTS
     Cash and short-term investments which primarily include cash, commercial paper, and money market instruments are carried at cost, which approximates fair value. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist of debt securities and commercial loans. Debt securities include bonds, notes, redeemable preferred stocks, mortgage-backed securities and structured securities. All debt securities are considered available for sale and are carried at aggregate fair value. Debt securities are reduced to estimated net realizable value for declines in fair value considered to be other than temporary. Commercial loans include certain term and revolving notes as well as certain receivables arising from asset based lending activities. Commercial loans are carried at outstanding principal balances, less an allowance for loan losses.

     Equity securities which include common stocks and non-redeemable preferred stocks are carried at fair value.

     Mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses is maintained at a level considered adequate to absorb losses inherent in the mortgage loan portfolio.

     Policy loans are carried at the unpaid principal balances.

     Real estate is carried at the lower of depreciated cost or fair value.

     Limited partnership investments are accounted for using the equity method.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. Acquisition premiums and discounts on investments are amortized to investment income using call or maturity dates. The changes in unrealized gains or losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs adjustment, are excluded from net income and included as a component of comprehensive income and stockholder's equity.

     DERIVATIVE FINANCIAL INSTRUMENTS
     The Company enters into financial derivative transactions, including swaps, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows, which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, duration matching and scenario testing.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount. Interest rate swap agreements outstanding at December 31, 1999 and 1998 hedge available for sale securities and are carried at fair value with the change in value reflected in comprehensive income and stockholder's equity. Amounts paid or received on interest rate swap agreements are included in investment income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other assets. Realized gains and losses from the settlement or termination of the interest rate swaps are deferred and amortized over the life of the specific hedged assets as an adjustment to the yield.

     Index swap agreements generally involve the exchange of payments based on a short-term interest rate index for payments based on the total return of a bond or equity index over the life of the agreement without an exchange of the underlying principal amount. Index swap agreements outstanding at December 31, 1998 hedged the anticipated purchase of investment grade available for sale bonds and are carried at fair value. Fair value and amounts paid or received on the swaps are deferred and will adjust the basis of bonds acquired upon expiration of the swaps.

     Put-swaptions purchased provide the Company with the right, but not the obligation, to require the writers to pay the Company the present value of a long duration interest rate swap at future exercise dates. These put-swaptions are entered into as a hedge against significant upward movements in interest rates. Premiums paid for put-swaption contracts are included in other invested assets and are being amortized to investment income over the remaining terms of the contracts with maturities of up to 10 years. Put-swaptions, designated as a hedge of available for sale securities, are carried at fair value with the change in value reflected in comprehensive income and stockholder's equity.

     Equity index futures contracts and equity index call options are used to hedge the Company's obligations associated with its issuance of equity index-linked immediate and deferred annuities. The variation margin on futures contracts is deferred and, upon closing of the contracts, adjusts the basis of option contracts purchased. Premiums paid for call options, adjusted for the effects of hedging, are included in net investment income ratably over the terms of the options. The call option contracts are included in other invested assets and are carried at intrinsic value.

     Cross-currency swaps, which embody spot and forward currency swaps and additionally, in some cases, interest rate swaps, are entered into for the purpose of hedging the Company's foreign currency denominated Trust instrument obligations. Cross-currency swaps are included in other assets at cost adjusted for transaction gains or losses using exchange rates as of the reporting date. Unrealized foreign currency transaction gains and losses related to hedging activities are excluded from net income.

     Derivative financial instruments are held primarily for hedging purposes. High yield bond index swaps and equity index swaps were held for investment purposes in 1998 and 1997. Emerging market bond index swaps and equity index futures were also held for investment purposes in 1998.

     The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equity securities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been increased by $320.0 million at December 31, 1999 and decreased by $245.3 million at December 31, 1998 to reflect this change.

     VALUE OF ACQUIRED INSURANCE IN-FORCE
     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years.

     FEDERAL INCOME TAXES

     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

     JNL files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York. In years prior to 1998, JNL filed a consolidated federal income tax return with Brooke Life only. The non-life insurance company subsidiaries file separate federal income tax returns.
     Income tax expense is calculated on a separate company basis.

     POLICY RESERVES AND LIABILITIES

     RESERVES FOR FUTURE POLICY BENEFITS:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 50% to 90% of the 1975-1980 Basic Select and Ultimate tables depending on underwriting classification and policy duration. Interest rate assumptions range from 6.0% to 9.5%. Lapse and expense assumptions are based on Company experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, reserves approximate the policyholder's accumulation account. For deferred annuity, variable annuity, guaranteed investment contracts and other investment contracts, the reserve is the policyholder's account value. The reserve for equity index-linked annuities is based on two components, i) the guaranteed contract value, and ii) the intrinsic value of the option component of the contract as of the valuation date. Obligations in excess of the guaranteed contract value are hedged through the use of futures contracts and call options.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS
     In 1999, JNL and Jackson National Life Funding, LLC established an initial $2 billion aggregate European Medium Term Note program. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purposes of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. Instruments issued representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. Trust instrument liabilities reported are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date. Unrealized foreign currency transaction gains and losses are excluded from net income.

     VARIABLE ANNUITY ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable annuity contracts which aggregated $4,461.2 million and $1,908.1 million at December 31, 1999 and 1998, respectively, are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in variable annuity fees and net asset management fees in the consolidated income statement.

     The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II and aggregated $61.0 million and $43.6 million at December 31, 1999 and 1998, respectively. The Company receives administrative fees for managing the funds and these fees are recorded as earned and included in net asset management fees in the consolidated income statement.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management fees and net retained commissions. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs.

3.   FAIR VALUE OF FINANCIAL INSTRUMENTS
     The following summarizes the basis used by the Company in estimating its fair value disclosures for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values for debt securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values. For commercial loans, carrying value approximates fair value.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------


3.   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     EQUITY SECURITIES:
     Fair values for common and non-redeemable preferred stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     MORTGAGE LOANS:
     Fair values are determined by discounting the future cash flows to the present at current market rates. The fair value of mortgages approximated $3,400.3 million and $2,682.7 million at December 31, 1999 and 1998, respectively.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     DERIVATIVES:
     Fair values are based on quoted market prices, estimates received from financial institutions, or valuation pricing models.

     VARIABLE ANNUITY ASSETS:
     Variable annuity assets are carried at the market value of the underlying securities.

     ANNUITY RESERVES:
     Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates with similar maturities. For deferred annuities, fair value is based on surrender value. The carrying value and fair value of such annuities approximated $20.2 billion and $19.2 billion, respectively, at December 31, 1999, and $20.0 billion and $19.1 billion, respectively, at December 31, 1998.

     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS:
     Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $4.7 billion, at December 31, 1999, and $4.6 billion at December 31, 1998.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS:
     Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $1.0 billion at December 31, 1999.

     VARIABLE ANNUITY LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair values of contracts in the payout phase are based on the present value of future cash flows at assumed investment rates. The fair value approximated $4,336.8 million and $1,861.7 million at December 31, 1999 and 1998, respectively.

     INDEBTEDNESS:
     Fair value is based on the present value of future cash flows at current interest rates. The fair value of surplus notes approximated $248.8 million and $288.9 million at December 31, 1999 and 1998, respectively. The carrying value of reverse repurchase agreements approximates fair value.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------


4.   INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds, and mortgage and commercial loans. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts, life insurance products, and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 1999, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's investment advisor. At December 31, 1999, investments rated by the Company's investment advisor totaled $579.7 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

                                                               PERCENT OF TOTAL
                  INVESTMENT RATING                                 ASSETS
                                                             -------------------
                  AAA ...................................                15.3%
                  AA ....................................                 2.6
                  A .....................................                16.3
                  BBB ...................................                22.1
                                                             -------------------
                      Investment grade ..................                56.3
                                                             -------------------
                  BB ....................................                 4.5
                  B and below ...........................                 2.1
                                                             -------------------
                      Below investment grade ............                 6.6
                                                             -------------------
                      Total fixed maturities ............                62.9
                                                             -------------------
                  Other assets ..........................                37.1
                                                             ===================
                      Total assets ......................               100.0%
                                                             ===================

     The amortized cost and estimated fair value of fixed maturities are as follows (in thousands):


                                                                                GROSS             GROSS             ESTIMATED
                                                          AMORTIZED          UNREALIZED         UNREALIZED            FAIR
     DECEMBER 31, 1999                                      COST                GAINS             LOSSES              VALUE
                                                     -------------------- ------------------ ------------------- -------------------
     U.S. Treasury securities ...................         $       9,974        $        17        $      380        $        9,611
     U.S. Government agencies
          and foreign governments ...............               282,938             13,276             2,559               293,655
     Public utilities ...........................               547,355              5,419            25,850               526,924
     Corporate securities
          and commercial loans ..................            15,304,146            126,822           787,942            14,643,026
     Mortgage-backed securities .................            11,181,034             22,677           443,011            10,760,700
                                                     -------------------- ------------------ ------------------- -------------------
          Total .................................         $  27,325,447        $   168,211       $ 1,259,742        $   26,233,916
                                                     ==================== ================== =================== ===================

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------

4.   INVESTMENTS (CONTINUED)

                                                                              GROSS              GROSS             ESTIMATED
                                                        AMORTIZED           UNREALIZED        UNREALIZED              FAIR
     DECEMBER 31, 1998                                     COST               GAINS             LOSSES               VALUE
                                                    -------------------- ------------------ ------------------- --------------------
     U.S. Treasury securities ...................        $      11,372        $       276        $       19         $       11,629
     U.S. Government agencies
         and foreign governments ................              210,907             19,512             4,188                226,231
     Public utilities ...........................              512,375             25,274                23                537,626
     Corporate securities
           and commercial loans .................           13,929,370            671,454           220,363             14,380,461
     Mortgage-backed securities .................           11,951,706            265,076            67,761             12,149,021
                                                    -------------------- ------------------ ------------------- --------------------
          Total .................................        $  26,615,730        $   981,592        $  292,354         $   27,304,968
                                                    ==================== ================== =================== ====================

     Gross unrealized gains pertaining to equity securities at December 31, 1999 and 1998 were $83.3 million and $94.3 million, respectively. Gross unrealized losses at December 31, 1999 and 1998 were $30.0 million and $21.8 million, respectively.

     The amortized cost and estimated fair value of fixed maturities at December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

     Fixed maturities (in thousands):

                                                                            AMORTIZED              ESTIMATED
                                                                              COST                FAIR VALUE
                                                                       --------------------  ----------------------
     Due in 1 year or less ......................................           $     165,931          $      164,796
     Due after 1 year through 5 years ...........................               3,308,798               3,298,580
     Due after 5 years through 10 years .........................               7,309,646               6,944,198
     Due after 10 years through 20 years ........................               2,334,373               2,200,878
     Due after 20 years .........................................               3,025,665               2,864,764
     Mortgage-backed securities .................................              11,181,034              10,760,700
                                                                       ====================  ======================
          Total .................................................           $  27,325,447          $   26,233,916
                                                                       ====================  ======================

     Acquisition discounts and premiums on collateralized mortgage obligations are amortized over the estimated redemption period using the effective interest method. Effective yields, which are used to calculate premium/discount amortization, are adjusted periodically to reflect actual payments to date and anticipated future payments. Resulting adjustments to carrying values are included in investment income.

     Fixed maturities with a carrying value of $2.7 million and $6.7 million were on deposit with regulatory authorities at December 31, 1999 and 1998, respectively, as required by law in various states in which business is conducted.

     MORTGAGE LOANS
     Mortgage loans, net of allowance for loan losses of $15.4 million and $11.5 million at December 31, 1999 and 1998, respectively, are as follows (in thousands):

                                                      DECEMBER 31,
                                                1999                 1998
                                          ------------------    ----------------
         Single Family ................         $        19     $            87
         Commercial ...................           3,421,701           2,465,720
                                          ==================    ================
              Total ...................         $ 3,421,720     $    2,465,807
                                          ==================    ================

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------

4.   INVESTMENTS (CONTINUED)

     At December 31, 1999, mortgage loans were collateralized by properties located in 36 states and Canada. Approximately 18% of the aggregate carrying value of the portfolio is secured by properties located in Texas.

     OTHER INVESTED ASSETS
     Other invested assets consist primarily of investments in limited partnerships that invest in securities. Limited partnership income recognized by the Company was $34.3 million, $10.2 million and $38.9 million in 1999, 1998 and 1997, respectively. At December 31, 1999, the Company has unfunded commitments related to its investments in limited partnerships totaling $259.6 million. Effective January 1, 2000, the Company has an additional commitment of $500.0 million.

     DERIVATIVES
     The fair value of derivatives reflects the estimated amounts that the Company would receive or pay upon sale or termination of the contracts, net of payment accruals, at the reporting date. With respect to swaps and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of outstanding positions.

     A summary of the aggregate contractual or notional amounts, estimated fair values and gain/(loss) for derivative financial instruments outstanding is as follows (in thousands):


                                                                 DECEMBER 31,
                                              1999                                           1998
                          ---------------------------------------------   -------------------------------------------
                             CONTRACTUAL/                                   CONTRACTUAL/
                               NOTIONAL          FAIR         GAIN/           NOTIONAL         FAIR        GAIN/
                                AMOUNT           VALUE       (LOSS)            AMOUNT         VALUE       (LOSS)
                          ------------------- ------------ ------------    -----------------------------------------
     Interest rate swaps     $    4,610,000     $ 19,878     $ 19,878       $   3,300,000    $(57,337)    $(57,337)
     Index swaps ........                 -            -            -             650,000           -        3,630
     Cross-currency
        swaps ...........           808,572      (61,472)     (61,472)                  -           -            -
     Put-swaptions ......        29,500,000       14,792        1,706          34,500,000       2,987      (16,013)
     Futures ............            62,557            -        4,633              48,844           -        3,020
     Call options .......         1,501,075      628,836      339,321             811,691     298,851      169,020


     During 1999 and 1998, the Company recorded net expenses of $29.9 million and $20.2 million, respectively, on derivative instruments. Income on derivatives of $35.8 million was recorded in 1997. Included in these amounts was a loss of $6.1 million in 1998, and income of $36.3 million in 1997 related to investment activity. During 1999 and 1998, the Company also incurred realized losses of $81.2 thousand on the termination of interest rate swaps and $10.1 million on the termination of emerging market bond index swaps, respectively. The average notional amount of swaps outstanding was $4.6 billion and $4.3 billion in 1999 and 1998, respectively. Included in the average outstanding amount were high yield and emerging market bond index swaps and equity index swaps of $231.1 million during 1998. The average outstanding contractual amount of equity futures held for investment purposes was $57.6 million during 1998.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------


4.  INVESTMENTS (CONTINUED)

     SECURITIES LENDING
     The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 1999 and 1998, the estimated fair value of loaned securities was $313.8 million and $440.2 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received in the amount of $288.0 million and $425.0 million at December 31, 1999 and 1998, respectively, was invested in a pooled fund managed by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received.

5.  INVESTMENT INCOME AND REALIZED GAINS AND LOSSES

     The sources of net investment income by major category are as follows (in thousands):

                                                                  YEARS ENDED DECEMBER 31,
                                                       1999                 1998                 1997
                                                 -----------------    ------------------   ------------------
     Fixed maturities ........................   $     2,094,557        $    2,160,543      $     2,003,256
     Other investment income .................            420,764              360,846              359,948
                                                 -----------------    ------------------   ------------------
       Total investment income ...............          2,515,321            2,521,389            2,363,204
     Less investment expenses ................            (39,125)             (43,112)             (29,695)
                                                 -----------------    ------------------   ------------------
       Net investment income .................   $     2,476,196       $     2,478,277      $     2,333,509
                                                 =================    ==================   ==================

     Net realized investment gains and losses are as follows (in thousands):


                                                                  YEARS ENDED DECEMBER 31,
                                                       1999                 1998                 1997
                                                 -----------------    ------------------   ------------------
     Sales of fixed maturities
       Gross gains ...........................    $        99,131     $        120,325     $        121,916
       Gross losses ..........................            (28,163)             (29,121)             (46,009)
     Sales of equity securities
       Gross gains ...........................             54,849               25,682               50,643
       Gross losses ..........................               (228)                (100)                (783)
     Impairment losses .......................            (77,076)             (31,532)             (39,415)
     Other invested assets, net ..............             (4,195)             (15,808)              (6,017)
                                                 -----------------    ------------------   ------------------
       Total .................................    $        44,318     $         69,446     $         80,335
                                                 =================    ==================   ==================

6.   VALUE OF ACQUIRED INSURANCE IN-FORCE

     The  value  of  acquired   insurance   in-force  was  determined  by  using
     assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force.

     The amortization of acquired insurance in-force was as follows (in thousands):

                                                                            YEARS ENDED DECEMBER 31,
                                                                 1999                 1998                 1997
                                                           -----------------    -----------------    -----------------
     Balance, beginning of year ....................       $        154,402      $       169,245        $     183,284
     Interest, at rates varying from 6.5% to 9.5% ..                 13,690               15,095               16,419
      Amortization .................................                (29,358)             (29,938)             (30,458)
                                                           =================    =================    =================
     Balance, end of year ..........................       $        138,734      $       154,402        $     169,245
                                                           =================    =================    =================

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------


6.   VALUE OF ACQUIRED INSURANCE IN-FORCE (CONTINUED)

     The value of acquired insurance in-force estimated amortization is as follows (in thousands):

                         2000                                   $  16,500
                         2001                                      17,400
                         2002                                      18,500
                         2003                                      19,600
                         2004                                      20,900
                         Thereafter                                45,834
                                                          -----------------
                              Total                             $ 138,734
                                                          =================

7.   INDEBTEDNESS

     SURPLUS NOTES
     On March 15, 1997, the Company issued 8.15% Notes (the "Notes") in the principal amount of $250 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

     Under Michigan Insurance law, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus for statutory reporting purposes. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law. The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

     Interest is payable semi-annually on March 15 and September 15 of each year. Interest expense on the Notes was $20.8 million in 1999 and 1998, and $16.3 million in 1997.

     REVERSE REPURCHASE AGREEMENTS
     During 1999, 1998 and 1997, the Company entered into reverse repurchase and dollar roll repurchase agreements (in 1998 and 1997 only) whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheet. Short-term borrowings under such agreements averaged $987.8 million and $1.8 billion during 1999 and 1998, respectively, at weighted average interest rates of 5.39% and 5.49%, respectively. Interest paid totaled $53.2 million, $100.2 million and $91.4 million in 1999, 1998 and 1997, respectively. The highest level of short-term borrowings at any month end was $1.5 billion in 1999 and $2.4 billion in 1998.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------


8.   REINSURANCE

     The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $1.5 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     The effect of reinsurance on premiums is as follows (in thousands):


                                                                    YEARS ENDED DECEMBER 31,
                                                           1999               1998                1997
                                                     ------------------ ------------------  -----------------
     Direct premiums ............................    $        361,367    $       356,368    $        352,256
     Assumed premiums ...........................               4,941              5,162               5,354
     Less reinsurance ceded .....................            (107,997)           (97,844)            (81,759)
                                                     ================== ==================  =================
       Total net premiums .......................      $      258,311    $       263,686    $        275,851
                                                     ================== ==================  =================

     Components of the reinsurance recoverable asset are as follows (in thousands):


                                                                                    DECEMBER 31,
                                                                               1999               1998
                                                                         ------------------ -----------------
     Ceded reserves .............................                             $   289,034        $  237,971
     Ceded claims liability .....................                                  15,939             9,132
     Ceded - other ..............................                                  23,037             9,086
                                                                         ================== =================
       Total ....................................                             $   328,010        $  256,189
                                                                         ================== =================

     Reserves reinsured through Brooke Life were $76.4 million and $79.1 million at December 31, 1999 and 1998, respectively.

9.   FEDERAL INCOME TAXES

     The components of the provision for federal income taxes are as follows (in thousands):

                                                                         YEARS ENDED DECEMBER 31,
                                                                   1999             1998             1997
                                                              ---------------  -----------------  -------------
     Current tax expense ........................                $   136,900    $     196,900     $    181,800
     Deferred tax expense .......................                    104,600           42,100           34,500
                                                              ---------------  -----------------  -------------

     Provision for federal income taxes .........                $   241,500     $    239,000     $    216,300
                                                              ===============  =================  =============

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 1999, 1998 and 1997 as follows (in thousands):

                                                                         YEARS ENDED DECEMBER 31,
                                                                   1999             1998            1997
                                                              ---------------  --------------- ---------------
     Income taxes at statutory rate .............                 $ 241,462        $ 238,959       $ 216,263
     Other ......................................                        38               41              37
                                                              ---------------  -------------- ----------------
     Provision for federal income taxes .........                 $ 241,500        $ 239,000       $ 216,300
                                                              ===============  =============== ===============

     Effective tax rate .........................                     35.0%            35.0%           35.0%
                                                              ===============  =============== ===============

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------


9.   FEDERAL INCOME TAXES (CONTINUED)

     Federal income taxes paid were $147.4 million, $161.9 million and $178.9 million, in 1999, 1998 and 1997, respectively.

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities are as follows (in thousands):

                                                                             YEARS ENDED DECEMBER 31,
                                                                             1999                1998
                                                                       ------------------  ------------------
     GROSS DEFERRED TAX ASSET
     Policy reserves and other insurance items ....................    $         617,829   $         611,094
     Difference between financial reporting and the tax basis of:
          Investment assets acquired ..............................                    -              14,035
          Insolvency fund assessments .............................               28,553              28,553
          Other, net ..............................................                    -              10,288
     Net unrealized losses on available for sale securities .......              362,836                   -
                                                                       ------------------  ------------------
     Total deferred tax asset .....................................            1,009,218             663,970
                                                                       ------------------  ------------------

     GROSS DEFERRED TAX LIABILITY
     Deferred acquisition costs ...................................             (569,295)           (334,851)
     Difference between financial reporting and the tax basis of:
        Value of the insurance in-force ...........................              (48,557)            (54,041)
        Investment assets acquired ................................              (40,499)                  -
        Other assets ..............................................                  (37)             (1,696)
     Net unrealized gains on available for sale securities ........                    -            (261,013)
     Other, net ...................................................              (52,615)            (35,491)
                                                                       ------------------  ------------------
     Total deferred tax liability .................................             (711,003)           (687,092)
                                                                       ------------------  ------------------

     Net deferred tax asset (liability) ...........................    $         298,215   $         (23,122)
                                                                       ==================  ==================

     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.

10. COMMITMENTS AND CONTINGENCIES

     The Company has contracted for the construction of a new home office building. The total cost upon completion in 2000 is expected to approximate $60.0 million, of which $30.5 million was capitalized at December 31, 1999.

     The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations. JNL has been named in civil litigation proceedings which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products. At this time, it is not possible to make a meaningful estimate of the amount or range of loss, if any, that could result from an unfavorable outcome in such actions. In addition, JNL is a defendant in several individual actions that involve similar issues, including an August 1999 verdict against JNL for $32.5 million in punitive damages. JNL has appealed the verdict on the basis that it is not supported by the facts or the law, and a ruling reversing the judgement is expected.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------

10. COMMITMENTS AND CONTINGENCIES (CONTINUED)

     State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments to solvent insurance companies based on location, volume, and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 1999, the Company's reserve for future state guaranty fund assessments was $80.2 million. The Company believes the reserve is adequate for all anticipated payments for known insolvencies.

     The Company offers synthetic GIC contracts to group customers including pension funds and other institutional organizations. The synthetic GIC contract is an off-balance sheet, fee based product where the customer retains ownership of the assets related to these contracts and JNL guarantees the customer's obligation to meet withdrawal requirements. The value of off-balance sheet guarantees was $46 million and $892 million at December 31, 1999 and 1998, respectively.

11.  STOCKHOLDER'S EQUITY

     Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, unless the Commissioner approves the dividend prior to payment. Furthermore, without the prior approval of the Commissioner, dividends cannot be distributed which exceed the greater of statutory net gain from operations or 10% of the Company's statutory surplus for the prior year. On January 1, 2000 the maximum amount of dividends that can be paid by the Company without prior approval of the Commissioner under this limitation approximated $334.7 million.

     The Company received capital contributions from its parent of $528.0 million and $184.0 million in 1998 and 1997, respectively. Dividend payments were $96.3 million, $589.6 million and $244.5 million in 1999, 1998 and 1997, respectively, and received the required approval from the Michigan Insurance Bureau prior to payment.

     Statutory capital and surplus of the Company was $2,260.8 million and $2,127.4 million at December 31, 1999 and 1998, respectively. Statutory net income of the Company was $355.4 million, $321.8 million, and $237.
     4 million in 1999, 1998 and 1997, respectively.

12.  RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $26.0 million, $28.9 million and $20.1 million to PPM for investment advisory services during 1999, 1998 and 1997, respectively.

13.  BENEFIT PLANS

     The Company has a defined contribution retirement plan covering substantially all employees. To be eligible, an employee must have attained the age of 21 and completed at least 1,000 hours of service in a 12-month period. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. The Company's expense related to this plan was $2.9 million, $3.8 million and $4.3 million in 1999, 1998 and 1997, respectively.

14.  SUBSEQUENT EVENT

     During January, 2000, the Company declared a $75 million dividend payable to Brooke Life.

9

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

                  (a)      Financial Statements:

                           (1) Financial statements and schedules included in Part A:

                           Condensed Financial Information

                           (2) Financial statements and schedules included in Part B:

                           Jackson National Separate Account III
                           Report of Independent Accountants
                           Statement of Assets and Liabilities as of
                                December 31, 1999
                           Statement of Operations for the Year Ended
                                December 31, 1999
                           Statement of  Changes  in Net Assets for the
                                Years  Ended  December  31, 1999 and
                                December 31, 1998
                           Schedule of Investments at December 31, 1999
                           Notes to Financial Statements

                           Jackson National Life Insurance Company:
                           Report of Independent Accountants
                           Consolidated Balance Sheet at December 31,
                                  1999 and 1998
                           Consolidated Income Statement for the
                                  years ended December 31, 1999, 1998 and
                                  1997
                           Consolidated Statement of Stockholder's
                                  Equity and Comprehensive Income for the years ended December 31,
                                  1999, 1998 and 1997
                           Consolidated Statement of Cash flows for the
                                  years ended December 31, 1999, 1998 and
                                  1997
                           Notes to Consolidated Financial Statements

Item 24.(b)  Exhibits

         Exhibit
         No.      Description

         1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Pre-Effective Amendment Number 1 filed via EDGAR on March 23, 1998.

         2.       Not Applicable

         3.       General   Distributor   Agreement   dated   March  16,   1998,
                  incorporated by reference to the Registrant's Pre-Effective Amendment Number 1 filed via EDGAR on March 23, 1998.

         4.       Form  of  Perspective  Advisors  Fixed  and  Variable  Annuity
                  Contract,    incorporated   by   reference   to   Registrant's
                  Registration Statement filed via EDGAR on November 26, 1997.

         5. Form of Perspective Advisors Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Pre-Effective Amendment Number 1 filed via EDGAR on March 23, 1998.

         6.a.     Articles  of  Incorporation  of  Depositor,   incorporated  by
                  reference to Registrant's Registration Statement filed via EDGAR on November 26, 1997.

         b. Bylaws of Depositor, incorporated by reference to Registrant's Registration Statement filed via EDGAR on November 26, 1997.

         7.       Not Applicable

         8.       Not Applicable

         9.       Opinion and Consent of Counsel, attached hereto.

         10.      Consent of Independent Accountants, attached hereto.

         11.      Not Applicable

         12.      Not Applicable

         13.      Schedule  of  Computation  of  Performance,   incorporated  by
                  reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed via EDGAR on November 5, 1998.

         14.      Not Applicable

Item 25.  Directors and Officers of the Depositor

         Name and Principal                 Positions and Offices
         Business Address                   with Depositor
         ----------------                   ---------------------------
         John B. Banez                      Vice President -
         5901 Executive Drive               Systems and Programming
         Lansing, Michigan  48911

         Jonathan Bloomer                   Chairman and Director
         Laurence Pountney Bill
         London, England  EC4R 0EU

         Charles R. Copley, Jr.             Vice President - Corporate
         5901 Executive Drive               Communications
         Lansing, Michigan 48911

         Gerald W. Decius                   Vice President -
         5901 Executive Drive               Systems Model Office
         Lansing, Michigan 48911

         Lisa C. Drake                      Vice President & Actuary
         5901 Executive Drive
         Lansing, Michigan 48911

         Joseph D. Emanuel                  Vice President & Associate
         5901 Executive Drive               General Counsel
         Lansing, Michigan 48911

         Robert A. Fritts                   Vice President &
         5901 Executive Drive               Controller - Financial
         Lansing, Michigan 48911            Operations

         William A. Gray                    Senior Vice President -
         5901 Executive Drive               Product Development &
         Lansing, Michigan 48911            Special Markets

         Alan C. Hahn                       Senior Vice President -
         5901 Executive Drive               Marketing
         Lansing, Michigan  48911

         Andrew B. Hopping                  Executive Vice President,
         5901 Executive Drive               Chief Financial Officer and
         Lansing, Michigan 48911            Director

         Victor Gallo                       Senior Vice President -
         5901 Executive Drive               Group Pension
         Lansing, Michigan 48911

         Rhonda K. Grant                    Vice President - Government
         5901 Executive Drive               Relations
         Lansing, Michigan 48911

         Wyvetter A. Holcomb                Vice President - Telephone
         5901 Executive Drive               Service Center
         Lansing, Michigan 48911

         Stephen A. Hrapkiewicz             Vice President - Human
         5901 Executive Drive               Resources
         Lansing, Michigan 48911

         Brion S. Johnson                   Senior Vice President -
         5901 Executive Drive               Financial Operations
         Lansing, Michigan 48911            and Treasurer

         Timo P. Kokko                      Vice President - Support
         5901 Executive Drive               Services
         Lansing, Michigan 48911

         Everett W. Kunzelman               Vice President - Underwriting
         5901 Executive Drive
         Lansing, Michigan 48911

         David LeRoux                       Senior Vice President - Group
         5901 Executive Drive               Pension
         Lansing, Michigan 48911

         Lynn W. Lopes                      Vice President - Group
         5901 Executive Drive               Pension
         Lansing, Michigan 48911

         Clark P. Manning                   Chief Operating Officer
         5901 Executive Drive               and Director
         Lansing, Michigan 48911

         Thomas J. Meyer                    Senior Vice President,
         5901 Executive Drive               General Counsel and
         Lansing, Michigan 48911            Secretary

         Keith R. Moore                     Vice President - Technology
         5901 Executive Drive
         Lansing, Michigan 48911

         Jacky Morin                        Vice President -
         5901 Executive Drive               Group Pension
         Lansing, Michigan 48911

         P. Chad Myers                      Vice President - Asset
         5901 Executive Drive               Liability Management
         Lansing, Michigan 48911

         J. George Napoles                  Senior Vice President and
         5901 Executive Drive               Chief Information Officer
         Lansing, Michigan 48911

         Mark D. Nerud                      Vice President - Fund
         5901 Executive Drive               Accounting and Administration
         Lansing, Michigan 48911

         John O. Norton                     Vice President - Actuary and
         5901 Executive Drive               Appoint Actuary
         Lansing, Michigan 48911

         Bradley J. Powell                  Vice President - Institutional
         5901 Executive Drive               Marketing Group
         Lansing, Michigan 48911

         James B. Quinn                     Vice President - Broker
         5901 Executive Drive               Management
         Lansing, Michigan 48911

         Robert P. Saltzman                 President, Chief Executive
         5901 Executive Drive               Officer and Director
         Lansing, Michigan 48911

         Scott L. Stolz                     Senior Vice President -
         5901 Executive Drive               Administration
         Lansing, Michigan 48911

         Robert M. Tucker                   Vice President - Technical
         5901 Executive Drive               Support
         Lansing, Michigan 48911

         Connie J. Van Doorn                Vice President -
         5901 Executive Drive               Variable Annuity
         Lansing, Michigan 48911            Administration

Item 26.  Persons Controlled by or Under Common Control with the
                  Depositor or Registrant.

                  State of          Control/
Company           Organization      Ownership        Principal Business

Anoka Realty      Delaware          100% Jackson     Realty
                                    National Life
                                    Insurance
                                    Company

Brooke            Delaware          100%             Holding Company
Holdings, Inc.                      Holborn          Activities
                                    Delaware
                                    Partnership

Brooke            Delaware          100% Brooke      Holding Company
Finance                             Holdings, Inc.   Activities
Corporation

Brooke Life       Michigan          100% Brooke      Life Insurance
Insurance                           Holdings, Inc.
Company

Carolina          North             96.65% Jackson   Manufacturing
Steel             Carolina          National Life    Company
                                    Insurance
                                    Company

Cherrydale        Delaware          96.4% Jackson    Candy
Farms, Inc.                         National Life
                                    Insurance
                                    Company

Cherrydale        Delaware          72.5% Jackson    Holding Company
Holdings, Inc.                      National Life    Activities
                                    Insurance
                                    Company

Chrissy           Delaware          100% Jackson     Advertising Agency
Corporation                         National Life
                                    Insurance
                                    Company

Holborn           Delaware          80% Prudential   Holding Company
Delaware                            One Limited,     Activities
Partnership                         10% Prudential
                                    Two Limited,
                                    10% Prudential
                                    Three Limited

First Federal     California        100% Jackson     Marketing
Service                             Federal          Agency
Corporation                         Savings Bank

IPM Products      Delaware          93% Jackson      Auto Parts
Group                               National Life
                                    Insurance Company

Jackson           USA               100% JNL         Savings & Loan
Federal                             Thrift
Savings Bank                        Holdings, Inc.

Jackson           Michigan          100% Jackson     Investment Adviser,
National                            National Life    and Transfer Agent
Financial                           Insurance
Services, LLC                       Company

Jackson           Delaware          100% Jackson     Advertising/
National                            National Life    Marketing
Life                                Insurance        Corporation and
Distributors,                       Company          Broker/Dealer
Inc.

Jackson           New York          100%             Life Insurance
National                            Jackson
Life Insurance                      National Life
Company of                          Insurance
New York                            Company

JNL Series        Massachusetts     Common Law       Investment Company
Trust                               Trust with
                                    contractual
                                    association
                                    with Jackson
                                    National Life
                                    Insurance
                                    Company of New
                                    York

JNL Thrift        Michigan          100% Jackson     Holding Company
Holdings, Inc.                      National Life
                                    Insurance
                                    Company

JNL Variable      Delaware          100% Jackson     Investment Company
Fund LLC                            National
                                    Separate
                                    Account - I

JNL Variable      Delaware          100% Jackson     Investment Company
Fund III LLC                        National
                                    Separate
                                    Account III

JNL Variable      Delaware          100% Jackson     Investment Company
Fund V LLC                          National
                                    Separate
                                    Account V

JNLNY Variable    Delaware          100% JNLNY       Investment Company
Fund I LLC                          Separate
                                    Account I

JNLNY Variable    Delaware          100% JNLNY       Investment Company
Fund II LLC                         Separate
                                    Account II

LePages,          Delaware          100% Jackson     Adhesives
Inc.                                National Life
                                    Insurance
                                    Company

LePages           Delaware          100% Jackson     Adhesives
Management                          National Life
Co., LLC                            Insurance
                                    Company

National          Delaware          100% National    Broker/Dealer
Planning                            Planning         and Investment
Corporation                         Holdings, Inc.   Adviser

National          Delaware          100% Brooke      Holding Company
Planning                            Holdings, Inc.   Activities
Holdings, Inc.

PPM Holdings,     Delware           100% Brooke      Holdings Company
Inc.                                Holdings, Inc.   Activities

PPM Special                         80% Jackson
Investment                          National Life
Fund                                Insurance Company

Prudential        United            100%             Holding Company
Corporation       Kingdom           Prudential
Holdings                            Corporation
Limited                             PLC

Prudential        United            Publicly         Financial
Corporation       Kingdom           Traded           Institution
PLC

Prudential        England and       100%             Holding
One Limited       Wales             Prudential       Company
                                    Corporation      Activities
                                    Holdings
                                    Limited

Prudential        England and       100%             Holding
Two Limited       Wales             Prudential       Company
                                    Corporation      Activities
                                    Holdings
                                    Limited

Prudential        England and       100%             Holding
Three Limited     Wales             Prudential       Company
                                    Corporation      Activities
                                    Holdings
                                    Limited

SII               Wisconsin         100%             Broker/Dealer
Investments,                        National
Inc.                                Planning
                                    Holdings, Inc.

Item 27. Number of Contract Owners as of March 31, 2000.

                  Non-Qualified  1490
                  Qualified  691

Item 28. Indemnification

         Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

         (a) Jackson National Life Distributors, Inc. acts as general distributor for the Jackson National Separate Account III. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I the Jackson National Separate Account V, the Jackson National
                  Separate Account VI. the JNLNY Separate Account I and the JNLNY Separate Account II.

         (b)      Directors and Officers of Jackson National Life  Distributors,
                  Inc.:

         Name and                           Positions and Offices
         Business Address                   with Underwriter

         Robert P. Saltzman                 Director
         5901 Executive Dr.
         Lansing, MI  48911

         Andrew B. Hopping                  Director, Vice President and
         5901 Executive Dr.                 Chief Financial Officer
         Lansing, MI  48911

         Michael A. Wells                   Director, President and
         401 Wilshire Blvd.                 Chief Executive Officer
         Suite 1200
         Santa Monica, CA 90401

         Mark D. Nerud                      Chief Operating Officer,
         225 West Wacker Drive              Vice President and Assistant
         Suite 1200                         Treasurer
         Chicago, IL 60606

         Willard Barrett                    Senior Vice President -
         3500 S. Blvd., Ste. 18B            Divisional Director West
         Edmond, OK 73013

         Jay A. Elliott                     Senior Vice President -
         10710 Midlothian Turnpike          Division Director Northeast
         Suite 301
         Richmond, VA 23235

         Douglas K. Kinder                  Senior Vice President -
         1018 W. St. Maartens Dr.           Divisional Director Midwest
         St. Joseph, MO 64506

         Scott W. Richardson                Senior Vice President -
         900 Circle 75 Parkway              Divisional Director Southeast
         Suite 1750
         Atlanta, GA 30339

         Gregory B. Salsbury                Senior Vice President -
         401 Wilshire Blvd.                 Resource Development
         Suite 1200
         Santa Monica, CA 90401

         Christine A. Pierce-Tucker         Senior Vice President -
         401 Wilshire Boulevard             Marketing
         Suite 1200
         Santa Monica, CA 90401

         Sean P. Blowers                    Vice President - Marketing
         401 Wilshire Boulevard             Services
         Suite 1200
         Santa Monica, CA 90401

         Barry L. Bulakites                 Vice President - Sales/Deal
         401 Wilshire Blvd.                 Direct
         Suite 1200
         Santa Monica, CA 90401

         Michael A. Hamilton                Vice President - Resource
         401 Wilshire Blvd.                 Development
         Suite 1200
         Santa Monica, CA 90401

         Stephen J. Pilger                  Vice President - Key Accounts
         401 Wilshire Blvd.
         Suite 1200
         Santa Monica, CA 90401

         Bradley J. Powell                  Vice President - IMG
         5901 Executive Drive
         Lansing, Michigan 48911

         Kristina Zimmerman                 Vice President - Advanced
         401 Wilshire Boulevard             Markets
         Suite 1200
         Santa Monica, CA 90401

         (c)


                      Net Under      Compensation
                      -writing       on
                      Discounts      Redemption
Name of Principal     and            or Annuiti       Brokerage
Underwriter           Commissions    -zation          Commissions   Compensation
-----------           -----------    -------          -----------   ------------


Jackson
National Life          Not            Not             Not            Not
Distributors, Inc.     Applicable     Applicable      Applicable     Applicable

Item 30. Location of Accounts and Records

                  Jackson National Life Insurance Company
                  5901 Executive Drive
                  Lansing, Michigan 48911

                  Jackson National Life Insurance Company
                  8055 East Tufts Ave., Second Floor
                  Denver, Colorado 80237

                  Jackson National Life Insurance Company
                  225 West Wacker Drive, Suite 1200
                  Chicago, IL  60606

Item 31. Management Services

                  Not Applicable

Item 32. Undertakings

                  (a)      Not Applicable.

                  (b)      Not Applicable.

                  (c)      Not Applicable.

                  (d) Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

                  (e) Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 27th day of April 27, 2000.

                      Jackson National Separate Account III
                      ----------------------------------------
                      (Registrant)

                   By: Jackson National Life Insurance Company
                      ----------------------------------------

                                    By:  /s/  Andrew B. Hopping
                                              By Thomas J. Meyer*
                                         ---------------------------------------
                                         Andrew B. Hopping
                                         Executive Vice President -
                                         Chief Financial Officer and Director

                     Jackson National Life Insurance Company
                      ----------------------------------------
                                    (Depositor)

                                    By:  /s/  Andrew B. Hopping
                                         By Thomas J. Meyer*
                                         ---------------------------------------
                                         Andrew B. Hopping
                                         Executive Vice President -
                                         Chief Financial Officer and Director

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/  Jonathan Bloomer by Thomas J. Meyer*                April 27, 2000
--------------------------------------------             ---------------
Jonathan Bloomer, Chairman and Director

/s/ Robert P. Saltzman by Thomas J. Meyer*               April 27, 2000
--------------------------------------------             ---------------
Robert P. Saltzman, President, Chief
Executive Officer and Director

/s/ Clark P. Manning by Thomas J. Meyer*                 April 27, 2000
--------------------------------------------             ---------------
Clark P. Manning, Chief Operating
Officer and Director

/s/ Andrew B. Hopping by Thomas J. Meyer*                April 27, 2000
--------------------------------------------             ---------------
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director

/s/  Thomas J. Meyer                                     April 27, 2000
--------------------------------------------             ---------------
* Thomas J. Meyer, Attorney-in-Fact

                                POWER OF ATTORNEY

         KNOW ALL MEN BY  THESE  PRESENTS,  that  each of the  undersigned  as a director and/or officer of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoints Andrew B. Hopping, Thomas J. Meyer and Robert P. Saltzman (with full power to each of them to act alone) his attorney-in-fact and agent, each with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to execute, deliver and file in the names of the undersigned, any of the documents referred to below relating to the registration statement on Form N-4, under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the registration of a Variable Annuity Contract issued by Jackson National Separate Account III (the Registrant), including the initial registration statements, any amendment or amendments thereto, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorney-in-fact and agent, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do in person, thereby ratifying all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

         This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

         IN WITNESS WHEREOF, each of the undersigned director and/or officer hereby executes this Power of Attorney as of the 31st day of March 2000.


/s/ Jonathan Bloomer
--------------------------------------------
Jonathan Bloomer, Director

/s/ Robert P. Saltzman
--------------------------------------------
Robert P. Saltzman, President, Chief
Executive Officer and Director

/s/ Clark P. Manning
--------------------------------------------
Clark P. Manning, Chief Operating Officer
and Director

/s/ Andrew B. Hopping
--------------------------------------------
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director

                                  EXHIBIT LIST


Exhibit
Number            Description
------            -----------

      9.          Opinion and Consent of Counsel, attached hereto as EX-99.B9

     10.          Consent  of  Independent   Accountants,   attached  hereto  as
                  EX-99.B10